                                                          File Number 33-71058
                                                                      811-8116


                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      FORM N-4


              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Post-Effective Amendment No. 10
                                                      ---

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           Post-Effective Amendment No. 11
                                                       ---


                        ALLMERICA SELECT SEPARATE ACCOUNT OF
                  FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               (Exact Name of Trust)

                  First Allmerica Financial Life Insurance Company
                                 440 Lincoln Street
                           Worcester Massachusetts 01653
                                   (508) 855-1000
                (Registrant's telephone number including area code)

                    Abigail M. Armstrong, Secretary and Counsel
                  First Allmerica Financial Life Insurance Company
                                 440 Lincoln Street
                                 Worcester MA 01653
                  (Name and complete address of agent for service)

               It is proposed that this filing will become effective:


              X  immediately upon filing pursuant to paragraph (b)
            ----
                 on February 1, 1998 pursuant to paragraph (b)
            ----
                 60 days after filing pursuant to paragraph (a)(1)
            ----

                 on (date) pursuant to paragraph (a)(1)
            ----
                 on (date) pursuant to paragraph (a)(2) of Rule 485
            ----
                 this post-effective amendment designates a new effective date
            ---- for a previously filed post-effective amendment




                              VARIABLE ANNUITY CONTRACTS


Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940, Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933. The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1997 will be filed on or before February 27, 1998.

               CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                             ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.   CAPTION IN PROSPECTUS
-----------------   ---------------------

1 . . . . . . . .   Cover Page

2 . . . . . . . .   Special Terms

3 . . . . . . . .   Summary; Annual and Transaction Expenses

4 . . . . . . . .   Condensed Financial Information;  Performance Information

5 . . . . . . . .   Description of First Allmerica, the Variable Account, the
                    Trust, Fidelity VIP and T. Rowe Price.

6 . . . . . . . .   Charges and Deductions

7 . . . . . . . .   Description of the Contract

8 . . . . . . . .   Electing the Form of Annuity and the Annuity Date;
                    Description of Variable Annuity Option; Annuity Benefit
                    Payments

9 . . . . . . . .   Death Benefit

10. . . . . . . .   Payments; Computation of Values; Distribution

11. . . . . . . .   Surrender; Withdrawals;  Charge For Surrender and
                    Withdrawal; Withdrawal Without Surrender Charge; Texas
                    Optional Retirement Program

12. . . . . . . .   Federal Tax Considerations

13. . . . . . . .   Legal Matters

14. . . . . . . .   Statement of Additional Information-Table of Contents


FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------   ----------------------------------------------

15. . . . . . . .   Cover Page

16. . . . . . . .   Table of Contents

17. . . . . . . .   General Information and History

18  . . . . . . .   Services

19. . . . . . . .   Underwriters

20. . . . . . . .   Underwriters

21  . . . . . . .   Performance Information

FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION (CONT'D)
-----------------   -------------------------------------------------------

22. . . . . . . .   Annuity Payments

23. . . . . . . .   Financial Statements

This Post-effective Amendment No. 10 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the prospectus and Statement of Additional Information of Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company dated May 1, 1997 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement, including the prospectus and Statement of Additional Information, was previously filed in Registrant's Post-effective Amendment No. 7 on April 30, 1997 and is incorporated by reference herein.

                          ALLMERICA SELECT SEPARATE ACCOUNT
                   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                     SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997
           THIS SUPPLEMENT SUPPLANTS THE SUPPLEMENT DATED FEBRUARY 1, 1998

                                         ***

Effective February 10, 1998, three additional Sub-Accounts will be available under the Contract. The Sub-Accounts will invest exclusively in shares of the Select Emerging Markets Fund, the Select Value Opportunity Fund and the Select Strategic Growth Fund of Allmerica Investment Trust. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

Under "4. INVESTMENT OPTIONS" on page P-2 of the Profile, the listing of funds is revised as follows:


                                FUND                   INVESTMENT ADVISER
                                ----                   ------------------
International Funds  Select Emerging Markets    Schroder Capital Management
                     Fund                       International Inc.
                     Select International       Bank of Ireland Asset
                     Equity Fund                Management (U.S.) Limited
                     T. Rowe Price              Rowe Price-Fleming
                     International Stock        International, Inc.
                     Portfolio

Aggressive Growth    Select Aggressive Growth   Nicholas-Applegate Capital
Funds                Fund                       Management, L.P.
                     Select Capital             Janus Capital Corporation
                     Appreciation Fund
                     Select Value Opportunity   Cramer Rosenthal McGlynn, LLC
                     Fund

Growth Funds         Select Growth Fund         Putnam Investment Management,
                                                Inc.
                     Select Strategic Growth    Cambiar Investors, Inc.
                     Fund
                     Fidelity VIP Growth        Fidelity Management and
                     Portfolio                  Research Company

Growth and Income    Select Growth and Income   John A. Levin & Co., Inc.
Funds                Fund
                     Fidelity VIP               Fidelity Management and
                     Equity-Income Portfolio    Research Company

High Income Fund     Fidelity VIP High Income   Fidelity Management and
                     Portfolio                  Research Company

Income Fund          Select Income Fund         Standish, Ayer & Wood, Inc.

Money Market Fund    Money Market Fund          Allmerica Asset Management,
                                                Inc.

Under "5. EXPENSES" in the Profile, the table on page P-3 is deleted and replaced with the following table as of 12/31/97 (unaudited):


                                                                                                                   EXAMPLES:
                                                                                                                  TOTAL ANNUAL
                                                                                                                  EXPENSES AT
                                                                                                                     END OF
----------------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL ANNUAL        TOTAL ANNUAL    TOTAL ANNUAL      (1)          (2)
 FUND                                                  INSURANCE CHARGES     FUND CHARGES      CHARGES        1 YEAR      10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
 Select Emerging Markets Fund                                  1.44%             2.00%           3.44%            $94        $369
 Select International Equity Fund                              1.44%             1.12%           2.56%            $86        $286
 T. Rowe Price International Stock Portfolio                   1.44%             1.05%           2.49%            $85        $279
 Select Aggressive Growth Fund                                 1.44%             0.98%           2.42%            $84        $272
 Select Capital Appreciation Fund                              1.44%             1.10%           2.54%            $85        $284
 Select Value Opportunity Fund                                 1.44%             1.04%           2.48%            $85        $278
 Select Growth Fund                                            1.44%             0.93%           2.37%            $84        $267
 Select Strategic Growth Fund                                  1.44%             0.98%           2.42%            $84        $272
 Fidelity VIP Growth Portfolio                                 1.44%             0.69%           2.13%            $81        $243
 Select Growth and Income Fund                                 1.44%             0.77%           2.21%            $82        $251
 Fidelity VIP Equity-Income Portfolio                          1.44%             0.58%           2.02%            $80        $231
 Fidelity VIP High Income Portfolio                            1.44%             0.71%           2.15%            $82        $245
 Select Income Fund                                            1.44%             0.71%           2.15%            $82        $245
 Money Market Fund                                             1.44%             0.35%           1.79%            $78        $207
----------------------------------------------------------------------------------------------------------------------------------

For newly formed funds, fund expenses have been estimated. For more detailed information, see the Fund Expense Table below.

"8. PERFORMANCE" on pages P-3 and P-4 of the Profile is deleted in its entirety and replaced by the following:

8.   PERFORMANCE

The value of your contract will vary up or down depending on the investment performance of the funds you choose. The following chart illustrates past returns for the funds since the inception of each Sub-Account. The performance figures reflect the contract fee, the insurance charges, the investment charges and all other expenses of the fund. They do not reflect the surrender charges
which, if applied, would reduce such performance.   Past performance is not a
guarantee of future results.

                                                                                             CALENDAR YEAR
                                                                          --------------------------------------------------
                                                                              1997
FUND                                                                      (UNAUDITED)              1996                 1995
----                                                                      -----------              ----                 ----
Select Emerging Markets Fund                                                  N/A                   N/A                 N/A
Select International Equity Fund                                             3.16%                20.20%               17.94%
T. Rowe Price International Stock Portfolio                                  1.63%                12.99%               9.57%
Select Aggressive Growth Fund                                                17.03%               16.85%               30.44%
Select Capital Appreciation Fund                                             12.66%                7.24%                N/A
Select Value Opportunity Fund                                                 N/A                   N/A                 N/A
Select Growth Fund                                                           32.18%               20.27%               22.83%
Select Strategic Growth Fund                                                  N/A                   N/A                 N/A
Fidelity VIP Growth Portfolio                                                21.74%               13.06%               33.41%
Select Growth and Income Fund                                                20.79%               19.53%               28.50%
Fidelity VIP Equity-Income Portfolio                                         26.30%               12.64%               33.15%
Fidelity VIP High Income Portfolio                                           16.01%               12.40%               18.98%
Select Income Fund                                                           7.62%                 1.82%               15.31%
Money Market Fund                                                            3.97%                 3.83%               4.33%

The following are added to the list of funds under the second paragraph of page 1 of the Prospectus:

            FUND                           INVESTMENT ADVISER
            ----                           ------------------
SELECT EMERGING  MARKETS FUND    SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC.
SELECT VALUE OPPORTUNITY FUND    CRAMER ROSENTHAL MCGLYNN, LLC
SELECT STRATEGIC GROWTH FUND     CAMBIAR INVESTORS, INC..

The definition of "UNDERLYING FUNDS (OR FUNDS)" on page 4 of the Prospectus is revised to add "Select Emerging Markets Fund," "Select Value Opportunity Fund" and "Select Strategic Growth Fund" as the first, sixth and eighth Funds respectively.

The number "eleven" is changed to "fourteen" in the first and second sentence under "WHAT ARE MY INVESTMENT CHOICES?" on page 7 of the Prospectus and the following are added as the first, sixth and eighth Funds in the second sentence:

  -  Select Emerging Markets Fund
     Managed by Schroder Capital Management International Inc.

  -  Select Value Opportunity Fund
     Managed by Cramer Rosenthal McGlynn, LLC

  -  Select Strategic Growth Fund
     Managed by Cambiar Investors, Inc.

The second paragraph under "WHO ARE THE INVESTMENT ADVISERS OF THE FUNDS AND HOW ARE THEY SELECTED?" on page 8 of the Prospectus is amended to read in its entirety as follows:

          Allmerica Investment Management Company, Inc. ("Manager"), an affiliate of the Company, is the investment manager of the Trust. The Manager has entered into agreements with investment advisers ("Sub-Advisers") selected by the Manager and Trustees in consultation with RogersCasey. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust. In addition, Rogers, Casey Sponsor Services, Inc. a wholly owned subsidiary of RogersCasey, provides asset allocation recommendations that may be utilized at no cost by registered representatives who are assisting clients in developing diversified portfolios.


The following are added to the list in the fifth paragraph under "WHO ARE THE INVESTMENT ADVISERS OF THE FUNDS AND HOW ARE THEY SELECTED?"

          SELECT EMERGING MARKETS FUND   SCHRODER CAPITAL MANAGEMENT
                                           INTERNATIONAL INC.
          SELECT VALUE OPPORTUNITY FUND  CRAMER ROSENTHAL MCGLYNN, LLC
          SELECT STRATEGIC GROWTH FUND   CAMBIAR INVESTORS, INC.

The Fund Expenses table on page 11 of the Prospectus is deleted and the following inserted in its place:

FUND EXPENSES: The following table shows the expenses (unaudited) of the Underlying Funds as a percentage of average net assets for the year ended December 31, 1997.



-------------------------------------------------------------------------------------------------------------------------------
                                                                                             OTHER FUND
                                                                      MANAGEMENT        EXPENSES (AFTER ANY          TOTAL FUND
FUND                                                                     FEE        APPLICABLE REIMBURSEMENTS)        EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
Select Emerging Markets Fund@ . . . . . . . . . . . . . . . . . .       1.35%                  0.65%(1)                2.00%
Select International Equity Fund . . . . . . . . . . . . . . . . .      0.92%*                 0.20%(1)                1.12%(3)
T. Rowe Price International Stock Portfolio . . . . . . . . . . .       1.05%                  0.00%                   1.05%
Select Aggressive Growth Fund . . . . . . . . . . . . . . . . . .       0.89%*                 0.09%(1)                0.98%(3)
Select Capital Appreciation Fund . . . . . . . . . . . . . . . . .      0.95%*                 0.15%(1)                1.10%
Select Value Opportunity Fund . . . . . . . . . . . . . . . . . .       0.90%**                0.14%(1)                1.04%(3)
Select Growth Fund. . . . . . . . . . . . . . . . . . . . . . . .       0.85%                  0.08%(1)                0.93%(3)
Select Strategic Growth Fund@ . . . . . . . . . . . . . . . . . .       0.85%                  0.13%(1)                0.98%
Fidelity VIP Growth Portfolio . . . . . . . . . . . . . . . . . .       0.60%                  0.09%                   0.69%(2)
Select Growth and Income Fund . . . . . . . . . . . . . . . . . .       0.70%*                 0.07%(1)                0.77%(3)
Fidelity VIP Equity-Income Portfolio . . . . . . . . . . . . . . .      0.50%                  0.08%                   0.58%(2)
Fidelity VIP High Income Portfolio . . . . . . . . . . . . . . . .      0.59%                  0.12%                   0.71%
Select Income Fund. . . . . . . . . . . . . . . . . . . . . . . .       0.58%*                 0.13%(1)                0.71%
Money Market Fund . . . . . . . . . . . . . . . . . .  . . . . . .      0.27%                  0.08%(1)                0.35%
-------------------------------------------------------------------------------------------------------------------------------

@ These Portfolios commenced operations in February 1998. Expenses shown are annualized and are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than shown.

*Effective September 1, 1997, the management fee rates for these funds were revised. The management fees ratios shown in the table above have been adjusted to assume that the revised rates took effect on January 1, 1997.

** The Select Value Opportunity Fund was formerly known as the "Small-Mid Cap Value Fund." Effective April 1, 1997, the management fee rate of the former Small-Mid Cap Value Fund was revised. In addition, effective April 1, 1997 and until further notice, the management fee for this fund has been voluntarily limited to an annual rate of 0.90% of average daily net assets. The management fee ratio shown above for the Select Value Opportunity Fund has been adjusted to assume that the revised rate and the voluntary limitation took effect on January 1, 1997. Had the voluntary limitation of 0.90% not been effective on January 1, 1997 and had the management fee rate revision discussed above been effective on January 1, 1997, the management fee ratio and the total fund expense ratio would have been 0.95% and 1.09%, respectively.

(1) Until further notice, Allmerica Investment Management Company, Inc. ("Manager"), under the Management Agreement with Allmerica Investment Trust, has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Strategic Growth and Select Growth Fund, 1.10% for Select Growth and
Income Fund, 1.00% for Select Income Fund and 0.60% for Money Market Fund.   In
addition, the Manager has agreed to waive voluntarily its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily assets, except that such waiver shall not exceed the net amount of management fees earned by the Manager from the fund after subtracting fees paid by the Manager to Schroder Capital Management
International Inc. for sub-advisory fees.   The total operating expenses of
the funds of the Trust were less than their respective expense limitations throughout 1997. The declaration of a voluntary expense limitation in any year does not bind Allmerica Investments to declare future expense limitations with respect to these funds.

(2) A portion of the brokerage commissions the Portfolio paid was used to reduce Fund expenses. Including these reductions, total operating expenses would have been 0.57% for the Fidelity VIP Equity-Income Portfolio and 0.67% for the Fidelity VIP Growth Portfolio.

(3) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total operating expenses would have been 1.10% for Select International Equity Fund, 0.91% for Select Growth Fund, 0.74% for Select Growth and Income Fund, 0.93% for Select Aggressive Growth, and 0.98% for Select Value Opportunity Fund.

The expense tables on pages 12 and 13 of the Prospectus are deleted and replaced with the following tables:

(1) WITH SURRENDER CHARGE                                                        1 YEAR      3 YEARS      5 YEARS       10 YEARS
-------------------------                                                        ------      -------      -------       --------
Select Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . .      $94         $151         $205           $366
Select International Equity Fund . . . . . . . . . . . . . . . . . . . . . .      $87         $131         $172           $301
T. Rowe Price International Stock Portfolio. . . . . . . . . . . . . . . . .      $85         $126         $163           $283
Select Aggressive Growth Fund. . . . . . . . . . . . . . . . . . . . . . . .      $86         $127         $165           $286
Select Capital Appreciation Fund . . . . . . . . . . . . . . . . . . . . . .      $86         $129         $167           $291
Select Value Opportunity Fund. . . . . . . . . . . . . . . . . . . . . . . .      $84         $123         $157           $271
Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $84         $123         $157           $271
Select Strategic Growth Fund . . . . . . . . . . . . . . . . . . . . . . . .      $84         $123         $157           $272
Fidelity VIP Growth Portfolio. . . . . . . . . . . . . . . . . . . . . . . .      $82         $116         $145           $247
Select Growth and Income Fund. . . . . . . . . . . . . . . . . . . . . . . .      $83         $120         $152           $261
Fidelity VIP Equity-Income Portfolio . . . . . . . . . . . . . . . . . . . .      $81         $113         $140           $236
Fidelity VIP High Income Portfolio . . . . . . . . . . . . . . . . . . . . .      $82         $117         $146           $249
Select Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $82         $118         $148           $252
Money Market Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $79         $106         $128           $211

(2) WITHOUT SURRENDER CHARGE                                                      1 YEAR      3 YEARS      5 YEARS       10 YEARS
-------------------------                                                        ------      -------      -------       --------
Select Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . .      $34         $104         $176           $366
Select International Equity Fund . . . . . . . . . . . . . . . . . . . . . .      $27          $83         $142           $301
T. Rowe Price International Stock Portfolio. . . . . . . . . . . . . . . . .      $25          $78         $133           $283
Select Aggressive Growth Fund. . . . . . . . . . . . . . . . . . . . . . . .      $26          $79         $135           $286
Select Capital Appreciation Fund . . . . . . . . . . . . . . . . . . . . . .      $26          $80         $137           $291
Select Value Opportunity Fund. . . . . . . . . . . . . . . . . . . . . . . .      $24          $74         $127           $271
Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $24          $74         $127           $271
Select Strategic Growth Fund . . . . . . . . . . . . . . . . . . . . . . . .      $24          $74         $127           $272
Fidelity VIP Growth Portfolio. . . . . . . . . . . . . . . . . . . . . . . .      $22          $67         $115           $247
Select Growth and Income Fund. . . . . . . . . . . . . . . . . . . . . . . .      $23          $71         $122           $261
Fidelity VIP Equity-Income Portfolio . . . . . . . . . . . . . . . . . . . .      $21          $64         $110           $236
Fidelity VIP High Income Portfolio . . . . . . . . . . . . . . . . . . . . .      $22          $68         $116           $249
Select Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $22          $69         $118           $252
Money Market Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $18          $57          $98           $211

The performance tables on page 16 of the prospectus are deleted and replaced with the following updated through December 31,1997 and are revised to include information regarding the Select Value Opportunity Fund, formerly the Small-Mid Cap Value Fund, whose inception date was 4/30/93:


                                       TABLE 1
          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1997
                            SINCE INCEPTION OF SUB-ACCOUNT
                   (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                       (UNAUDITED)                      SINCE
                                                                                         FOR YEAR                     INCEPTION
                                                                                          ENDED                          OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                                                 12/31/97       5 YEARS      SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Select Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .       N/A            N/A            N/A
Select International Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . .      (2.87)%         N/A            8.71%
T. Rowe Price International Stock Portfolio. . . . . . . . . . . . . . . . . . . . .      (4.32)%         N/A            6.45%
Select Aggressive Growth Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . .      10.53%          N/A           16.09%
Select Capital Appreciation Fund . . . . . . . . . . . . . . . . . . . . . . . . . .      6.16%           N/A           19.78%
Select Value Opportunity Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . .       N/A            N/A            N/A
Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      25.68%          N/A           20.03%
Select Strategic Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .       N/A            N/A            N/A
Fidelity VIP Growth Portfolio. . . . . . . . . . . . . . . . . . . . . . . . . . . .      15.24%          N/A           20.64%
Select Growth and Income Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . .      14.29%          N/A           18.27%
Fidelity VIP Equity-Income Portfolio . . . . . . . . . . . . . . . . . . . . . . . .      19.80%          N/A           20.49%
Fidelity VIP High Income Portfolio . . . . . . . . . . . . . . . . . . . . . . . . .      9.51%           N/A           12.97%
Select Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1.32%           N/A            0.48%
Money Market Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (2.11)%         N/A            2.92%
--------------------------------------------------------------------------------------------------------------------------------


                                       TABLE 2
          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1997
                            SINCE INCEPTION OF SUB-ACCOUNT
                      (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                       (UNAUDITED)                      SINCE
                                                                                         FOR YEAR                     INCEPTION
                                                                                          ENDED                          OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                                                 12/31/97       5 YEARS      SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Select Emerging Markets Fund   . . . . . . . . . . . . . . . . . . . . . . . . . . .       N/A            N/A            N/A
Select International Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . .      3.16%           N/A           9.58%
T. Rowe Price International Stock Portfolio. . . . . . . . . . . . . . . . . . . . .      1.63%           N/A           7.80%
Select Aggressive Growth Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . .      17.03%          N/A          16.96%
Select Capital Appreciation Fund . . . . . . . . . . . . . . . . . . . . . . . . . .      12.66%          N/A          21.13%
Select Value Opportunity Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . .       N/A            N/A            N/A
Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      32.18%          N/A          20.90%
Select Strategic Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .       N/A            N/A            N/A
Fidelity VIP Growth Portfolio. . . . . . . . . . . . . . . . . . . . . . . . . . . .      21.74%          N/A          21.99%
Select Growth and Income Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . .      20.79%          N/A          19.14%
Fidelity VIP Equity-Income Portfolio . . . . . . . . . . . . . . . . . . . . . . . .      26.30%          N/A          21.84%
Fidelity VIP High Income Portfolio . . . . . . . . . . . . . . . . . . . . . . . . .      16.01%          N/A          14.32%
Select Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      7.62%           N/A           6.35%
Money Market Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3.97%           N/A           3.79%
--------------------------------------------------------------------------------------------------------------------------------

                                    TABLE 1
          AVERAGE ANNUAL TOTAL RETURNS  FOR PERIODS ENDING DECEMBER 31, 1997
                          SINCE INCEPTION OF UNDERLYING FUND
                   (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                        (UNAUDITED)                      SINCE
                                                                                         FOR YEAR                     INCEPTION OF
                                                                                           ENDED                       UNDERLYING
NAME OF UNDERLYING FUND                                                                  12/31/97         5 YEARS        FUND*
--------------------------------------------------------------------------------------------------------------------------------
Select Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . .          N/A             N/A           N/A
Select International Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . .        (2.87)%            N/A          8.68%
T. Rowe Price International Stock Portfolio. . . . . . . . . . . . . . . . . . . .        (4.32)%            N/A          5.61%
Select Aggressive Growth Fund. . . . . . . . . . . . . . . . . . . . . . . . . . .        10.53%          14.81%         17.67%
Select Capital Appreciation Fund . . . . . . . . . . . . . . . . . . . . . . . . .         6.16%            N/A          19.76%
Select Value Opportunity Fund. . . . . . . . . . . . . . . . . . . . . . . . . . .        16.56%            N/A          14.87%
Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        25.68%          13.22%         14.49%
Select Strategic Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . .          N/A             N/A           N/A
Fidelity VIP Growth Portfolio. . . . . . . . . . . . . . . . . . . . . . . . . . .        15.24%          15.97%         15.51%
Select Growth and Income Fund. . . . . . . . . . . . . . . . . . . . . . . . . . .        14.29%          14.58%         13.49%
Fidelity VIP Equity-Income Portfolio . . . . . . . . . . . . . . . . . . . . . . .        19.80%          18.13%         15.04%
Fidelity VIP High Income Portfolio . . . . . . . . . . . . . . . . . . . . . . . .         9.51%          11.89%         11.19%
Select Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.32%           4.84%         4.67%
Money Market Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (2.11)%           2.69%         4.27%
--------------------------------------------------------------------------------------------------------------------------------

                                     TABLE 2
          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1997
                          SINCE INCEPTION OF UNDERLYING FUND
                      (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                      (UNAUDITED)                        SINCE
                                                                                        FOR YEAR                      INCEPTION OF
                                                                                         ENDED                         UNDERLYING
NAME OF UNDERLYING FUND                                                                 12/31/97         5 YEARS         FUND*
--------------------------------------------------------------------------------------------------------------------------------
Select Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . .        N/A              N/A            N/A
Select International Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . .       3.16%             N/A           9.54%
T. Rowe Price International Stock Portfolio. . . . . . . . . . . . . . . . . . . .       1.63%             N/A           6.51%
Select Aggressive Growth Fund. . . . . . . . . . . . . . . . . . . . . . . . . . .       17.03%          15.15%          17.85%
Select Capital Appreciation Fund . . . . . . . . . . . . . . . . . . . . . . . . .       12.66%            N/A           21.13%
Select Value Opportunity Fund. . . . . . . . . . . . . . . . . . . . . . . . . . .       24.81%            N/A           16.89%
Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       32.18%          13.58%          14.70%
Select Strategic Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . .        N/A              N/A            N/A
Fidelity VIP Growth Portfolio. . . . . . . . . . . . . . . . . . . . . . . . . . .       21.74%          16.30%          15.51%
Select Growth and Income Fund. . . . . . . . . . . . . . . . . . . . . . . . . . .       20.79%          14.92%          13.70%
Fidelity VIP Equity-Income Portfolio . . . . . . . . . . . . . . . . . . . . . . .       26.30%          18.43%          15.04%
Fidelity VIP High Income Portfolio . . . . . . . . . . . . . . . . . . . . . . . .       16.01%          12.27%          11.19%
Select Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       7.62%            5.34%          4.98%
Money Market Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3.97%            3.22%          4.27%
--------------------------------------------------------------------------------------------------------------------------------

*The inception dates for the Underlying Funds are 1/25/94 for Select International Equity Fund; 3/31/94 for T. Rowe Price International Stock Portfolio; 8/21/92 for Select Aggressive Growth Fund; 4/28/95 for Select Capital Appreciation Fund; 4/30/93 for Select Value Opportunity Fund; 8/21/92 for Select Growth Fund; 10/09/86 for Fidelity VIP Growth Portfolio; 8/21/92 for Select Growth and

Income Fund; 10/09/86 for Fidelity VIP Equity-Income Portfolio; 9/19/85 for Fidelity VIP High Income Portfolio; 8/21/92 for Select Income Fund; 4/29/85 for Money Market Fund.

The following summaries of investment objectives and policies are added as the first, sixth and eighth summaries respectively under "INVESTMENT OBJECTIVES AND POLICIES" beginning on page 18 of the Prospectus:

          SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets. The Sub-Adviser for the Select Emerging Markets Fund is Schroder Capital Management International Inc.

          SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued. The Sub-Adviser for the Select Value Opportunity Fund is Cramer Rosenthal McGlynn, LLC.

          SELECT STRATEGIC GROWTH FUND -- seeks long-term growth of capital by investing primarily in common stocks of established companies. The Sub-Adviser for the Select Strategic Growth Fund is Cambiar Investors, Inc.

The following information is added as the second to the last sentence in the last paragraph under "INVESTMENT ADVISORY SERVICES" on page 19 of the
Prospectus:

          The Manager's fee, computed daily at an annual rate based on the average daily net asset value of the Fund, will be 1.35% for Select Emerging Markets Fund and 0.85% for Select Strategic Growth Fund. For the Select Value Opportunity Fund, the fee will be 1.00% for net asset value up to $100,000,000; 0.85% on the next $150,000,000; 0.80%
          on the next $250,000,000; 0.75% on the next $250,000,000 and 0.70% on the remainder.

The following information is added to the Sub-Adviser fee table on page 20 of the Prospectus:

FUND                                SUB-ADVISER                                                    NET ASSET VALUE         RATE
----                                -----------                                                    ---------------         ----
Select Emerging Markets             Schroder Capital Management International Inc.                First $50 million        1.00%
                                                                                                  Next $50 million         0.85%
                                                                                                  Next $150 million        0.75%
                                                                                                  Over 250 million         0.60%

Select Value Opportunity            Cramer Rosenthal McGlynn, LLC                                First $100 million        0.60%
                                                                                                  Next $150 million        0.50%
                                                                                                  Next $250 million        0.40%
                                                                                                  Next $250 million       0.375%
                                                                                                  Over $750 million        0.35%


Select Strategic Growth             Cambiar Investors, Inc.                                       First $50 million        0.50%
                                                                                                  Next $100 million        0.45%
                                                                                                  Next $100 million        0.35%
                                                                                                  Next $100 million        0.30%
                                                                                                  Over $350 million        0.25%

The Allmerica Select Resource I expense tables in paragraph 7 of Appendix D are deleted and replaced by the following tables as of 12/31/97 (unaudited):

(A) WITH SURRENDER CHARGE                                                       1 YEAR      3 YEARS      5 YEARS       10 YEARS
-------------------------                                                       ------      -------      -------       --------
Select Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . .       $94          $153         $208          $371
Select International Equity Fund . . . . . . . . . . . . . . . . . . . . .       $86          $128         $166          $288
T. Rowe Price International Stock. . . . . . . . . . . . . . . . . . . . .       $85          $126         $163          $281
Select Aggressive Growth Fund. . . . . . . . . . . . . . . . . . . . . . .       $85          $124         $159          $274
Select Capital Appreciation Fund . . . . . . . . . . . . . . . . . . . . .       $86          $127         $165          $286
Select Value Opportunity Fund. . . . . . . . . . . . . . . . . . . . . . .       $85          $125         $161          $280
Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $84          $122         $157          $269
Select Strategic Growth Fund . . . . . . . . . . . . . . . . . . . . . . .       $85          $124         $159          $274
Fidelity VIP Growth Portfolio. . . . . . . . . . . . . . . . . . . . . . .       $82          $115         $145          $245
Select Growth and Income Fund. . . . . . . . . . . . . . . . . . . . . . .       $83          $118         $149          $253
Fidelity Equity-Income Portfolio . . . . . . . . . . . . . . . . . . . . .       $81          $112         $140          $233
Fidelity High Income Portfolio . . . . . . . . . . . . . . . . . . . . . .       $82          $116         $146          $247
Select Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $82          $116         $146          $247
Money Market Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $79          $106         $128          $209

(B) WITHOUT SURRENDER CHARGE                                                    1 YEAR      3 YEARS      5 YEARS       10 YEARS
-------------------------                                                       ------      -------      -------       --------
Select Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . .       $35          $105         $178          $371
Select International Equity Fund . . . . . . . . . . . . . . . . . . . . .       $26          $79          $135          $288
T. Rowe Price International Stock. . . . . . . . . . . . . . . . . . . . .       $25          $77          $132          $281
Select Aggressive Growth Fund. . . . . . . . . . . . . . . . . . . . . . .       $24          $75          $128          $274
Select Capital Appreciation Fund . . . . . . . . . . . . . . . . . . . . .       $26          $79          $134          $286
Select Value Opportunity Fund. . . . . . . . . . . . . . . . . . . . . . .       $25          $77          $131          $280
Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $24          $74          $126          $269
Select Strategic Growth Fund . . . . . . . . . . . . . . . . . . . . . . .       $24          $75          $128          $274
Fidelity VIP Growth Portfolio. . . . . . . . . . . . . . . . . . . . . . .       $22          $66          $114          $245
Select Growth and Income Fund. . . . . . . . . . . . . . . . . . . . . . .       $22          $69          $118          $253
Fidelity Equity-Income Portfolio . . . . . . . . . . . . . . . . . . . . .       $20          $63          $108          $233
Fidelity High Income Portfolio . . . . . . . . . . . . . . . . . . . . . .       $22          $67          $115          $247
Select Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $22          $67          $115          $247
Money Market Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $18          $56          $96           $209

                                         ***

The following paragraph is added at the end of "D. TRANSFER PRIVILEGE" on page 22 of the Prospectus:

          ASSET ALLOCATION MODEL REALLOCATIONS - If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties who provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

     Supplement Dated February 10, 1998

                         ALLMERICA SELECT SEPARATE ACCOUNT
                  FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                 SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                 DATED MAY 1, 1997

                                        ***

The third and fourth paragraphs of page 2 under "GENERAL INFORMATION AND HISTORY" are revised in their entirety to read as follows:

     Currently, 14 Sub-Accounts of the Variable Account are available under the Contract. Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("Trust"), Variable Insurance Products Fund ("Fidelity VIP") or T. Rowe Price International Series, Inc. ("T. Rowe Price").

     The Trust, Fidelity VIP and T. Rowe Price are open-end, diversified management investment companies. Ten different funds of the Trust are available under the Contract: Select Emerging Markets Fund,
     Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Growth Fund, Select Strategic Growth Fund, Select Growth and Income Fund, Select Income Fund and Money Market Fund. Three of the portfolios of Fidelity VIP are available under the Contract: Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio and Fidelity VIP Growth Portfolio. One portfolio of T. Rowe Price is available under the Contract: the T. Rowe Price International Stock Portfolio. Each Fund, Portfolio and Series available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.


The following is added as the third paragraph under "Experts" on page 3:

     The financial statements of the Company and the Allmerica Select Separate Account for the period ending September 30, 1997 included herewith are unaudited.

The first sentence under "YIELD AND EFFECTIVE YIELD-MONEY MARKET SUB-ACCOUNT" is deleted and replaced by the following: Set forth below is yield and effective yield information for the Money Market Sub-Account for the seven-day period ended December 31, 1997 (unaudited):

     Yield                4.95 %
     Effective Yield      5.08 %


Footnote 23 under "Notes to Financial Statements" on page F-37 is deleted and replaced in its entirety with the following:

     23. SUBSEQUENT EVENTS (UNAUDITED)

     On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income business under a 100% coinsurance agreement to Metropolitan Life Insurance Company. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

     On July 16, 1997, Allmerica Financial Corporation announced the closing of the merger ("Merger") of Allmerica P&C and AFC. Through the transaction, AFC acquired the approximately 24.2 million shares of Allmerica P&C that it did not already own, indirectly through FAFLIC, for approximately $426 million in cash and 9.7 million shares of AFC common stock. On July 15, 1997, the Certificate of Incorporation of Allmerica P&C was amended and restated to authorize a Class B Common Stock of Allmerica P&C, $5.00 par value. Immediately prior to consummation of the Merger, each share of Allmerica P&C Common Stock owned by AFC and its subsidiaries was exchanged for one share of Class B Common Stock.

     In late July 1997, a lawsuit was instituted in Louisiana against Allmerica Financial Corporation and certain of its subsidiaries, including the Company, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contracts, misrepresentation and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and refiled the action in Federal District Court in Worcester, Massachusetts. The plaintiffs seek to be certified as a class. The case is in the early stages of discovery and the Company is evaluating the claims, Although the Company believes it has meritorious defenses to plaintiffs' claims, there can be no assurance that the claims will be resolved on a basis which is satisfactory to the Company.


Supplement Dated February 10, 1998

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                              NINE
                                                    QUARTER ENDED         MONTHS ENDED
                                                    SEPTEMBER 30,         SEPTEMBER 30,
 (IN MILLIONS)                                     1997      1996       1997        1996
 -----------------------------------------------  -------   -------   ---------   ---------
                                                     (UNAUDITED)           (UNAUDITED)
 REVENUES
     Premiums...................................  $ 585.6   $ 557.1   $ 1,726.7   $ 1,658.4
     Universal life and investment product
       policy fees..............................     61.4      49.9       174.8       144.9
     Net investment income......................    162.1     173.3       488.2       499.6
     Net realized investment gains (losses).....     19.1      (0.4)       60.8        53.7
     Other income...............................     29.5      26.9        86.4        79.8
                                                  -------   -------   ---------   ---------
         Total revenues.........................    857.7     806.8     2,536.9     2,436.4
                                                  -------   -------   ---------   ---------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................    515.1     474.6     1,516.1     1,457.3
     Policy acquisition expenses................    117.3     113.1       353.9       348.8
     Loss from cession of disability income
       business.................................    --        --           53.9      --
     Other operating expenses...................    126.8     125.9       382.6       363.9
                                                  -------   -------   ---------   ---------
         Total benefits, losses and expenses....    759.2     713.6     2,306.5     2,170.0
                                                  -------   -------   ---------   ---------
 Income before federal income taxes.............     98.5      93.2       230.4       266.4
                                                  -------   -------   ---------   ---------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................     34.7      37.2        67.7        81.5
     Deferred...................................     (7.7)    (11.6)      (11.2)      (19.1)
                                                  -------   -------   ---------   ---------
         Total federal income tax expense.......     27.0      25.6        56.5        62.4
                                                  -------   -------   ---------   ---------
 Income before minority interest................     71.5      67.6       173.9       204.0
 Minority interest..............................    (14.4)    (21.2)      (55.6)      (59.6)
                                                  -------   -------   ---------   ---------
 Net income.....................................  $  57.1   $  46.4   $   118.3   $   144.4
                                                  -------   -------   ---------   ---------
                                                  -------   -------   ---------   ---------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                          CONSOLIDATED BALANCE SHEETS

                                                                                                     DECEMBER 31,
(IN MILLIONS)                                                                                            1996
------------------------------------------------------------------------------------  SEPTEMBER 30,  ------------
                                                                                          1997
                                                                                      -------------
                                                                                       (UNAUDITED)
ASSETS
  Investments:
    Fixed maturities at fair value (amortized cost of $7,062.9 and $7,279.1)........    $ 7,341.2     $  7,461.5
    Equity securities at fair value (cost of $284.7 and $327.9).....................        475.6          473.1
    Mortgage loans..................................................................        564.7          650.1
    Real estate.....................................................................         72.5          120.7
    Policy loans....................................................................        139.3          132.4
    Other long term investments.....................................................        125.6          128.8
                                                                                      -------------  ------------
        Total investments...........................................................      8,718.9        8,966.6
                                                                                      -------------  ------------
    Cash and cash equivalents.......................................................        159.5          175.9
    Accrued investment income.......................................................        140.7          148.6
    Deferred policy acquisition costs...............................................        881.2          822.7
    Reinsurance receivables on paid and unpaid losses, benefits and unearned
     premiums.......................................................................        828.9          875.6
    Deferred federal income taxes...................................................         33.3           93.2
    Premiums, accounts and notes receivable.........................................        548.4          533.0
    Other assets....................................................................        504.9          302.2
    Closed block assets.............................................................        805.6          811.8
    Separate account assets.........................................................      9,233.6        6,233.0
                                                                                      -------------  ------------
        Total assets................................................................    $21,855.0     $ 18,962.6
                                                                                      -------------  ------------
LIABILITIES
  Policy liabilities and accruals:
    Future policy benefits..........................................................    $ 2,591.3     $  2,613.7
    Outstanding claims, losses and loss adjustment expenses.........................      2,852.0        2,944.1
    Unearned premiums...............................................................        869.7          822.5
    Contractholder deposit funds and other policy liabilities.......................      1,724.7        2,060.4
                                                                                      -------------  ------------
        Total policy liabilities and accruals.......................................      8,037.7        8,440.7
                                                                                      -------------  ------------
  Expenses and taxes payable........................................................        677.2          615.3
  Reinsurance premiums payable......................................................         45.6           31.4
  Short-term debt...................................................................         48.2           38.4
  Deferred federal income taxes.....................................................       --               34.6
  Long-term debt....................................................................          2.7            2.7
  Closed block liabilities..........................................................        881.3          892.1
  Separate account liabilities......................................................      9,228.0        6,227.2
                                                                                      -------------  ------------
        Total liabilities...........................................................     18,920.7       16,282.4
                                                                                      -------------  ------------
  Minority interest.................................................................        866.0          784.0
  Committments and contingencies
SHAREHOLDER'S EQUITY
  Common stock, $10 par value, 1 million shares authorized, 500,000 shares issued
    and
    outstanding.....................................................................          5.0            5.0
  Additional paid in capital........................................................        392.5          392.4
  Unrealized appreciation on investments, net.......................................        185.1          131.4
  Retained earnings.................................................................      1,485.7        1,367.4
                                                                                      -------------  ------------
        Total shareholder's equity..................................................      2,068.3        1,896.2
                                                                                      -------------  ------------
        Total liabilities and shareholder's equity..................................    $21,855.0     $ 18,962.6
                                                                                      -------------  ------------
                                                                                      -------------  ------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                              NINE MONTHS ENDED
                                                                                                SEPTEMBER 30,
(IN MILLIONS)                                                                                  1997        1996
------------------------------------------------------------------------------------------  ----------  ----------
                                                                                                 (UNAUDITED)
COMMON STOCK
    Balance at beginning and end of period................................................  $      5.0  $      5.0
                                                                                            ----------  ----------
ADDITIONAL PAID-IN-CAPITAL
    Balance at beginning of period........................................................       392.4       392.4
    Capital paid in.......................................................................          .1      --
                                                                                            ----------  ----------
    Balance at end of period..............................................................       392.5       392.4
                                                                                            ----------  ----------
RETAINED EARNINGS
    Balance at beginning of period........................................................     1,367.4     1,173.9
    Net income............................................................................       118.3       144.4
                                                                                            ----------  ----------
    Balance at end of period..............................................................     1,485.7     1,318.3
                                                                                            ----------  ----------
NET UNREALIZED APPRECIATION ON INVESTMENTS
    Balance at beginning of period........................................................       131.4       153.0
    Net appreciation (depreciation) on available for sale securities......................       109.0      (126.3)
    (Provision) benefit for deferred federal income taxes.................................       (28.9)       36.5
    Minority interest.....................................................................       (26.4)       20.4
                                                                                            ----------  ----------
    Balance at end of period..............................................................       185.1        83.6
                                                                                            ----------  ----------
        Total shareholder's equity........................................................  $  2,068.3  $  1,799.3
                                                                                            ----------  ----------
                                                                                            ----------  ----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                             NINE MONTHS ENDED
                                                                                               SEPTEMBER 30,
(IN MILLIONS)                                                                                1997         1996
----------------------------------------------------------------------------------------  -----------  -----------
                                                                                                (UNAUDITED)
CASH FLOWS FROM OPERATING ACTIVITIES
    Net income..........................................................................  $     118.3  $     144.4
    Adjustments to reconcile net income to net cash provided by operating activities:
        Minority interest...............................................................         55.6         59.6
        Net realized gains..............................................................        (61.9)       (53.9)
        Net amortization and depreciation...............................................         20.3         34.3
        Deferred federal income taxes...................................................        (11.2)       (18.9)
        Change in deferred acquisition costs............................................        (70.2)       (55.7)
        Change in premiums and notes receivable, net of reinsurance.....................         (0.9)       (20.4)
        Change in accrued investment income.............................................          7.2          6.6
        Change in policy liabilities and accruals, net..................................        (86.1)       (31.3)
        Change in reinsurance receivable................................................         46.8         30.2
        Change in expenses and taxes payable............................................         52.8          0.4
        Separate account activity, net..................................................          0.2          5.6
        Other, net......................................................................        (13.2)        45.5
                                                                                          -----------  -----------
            Net cash provided by operating activities...................................         57.7        146.4
                                                                                          -----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES
    Proceeds from disposals and maturities of available-for-sale fixed maturities.......      2,040.8      3,052.1
    Proceeds from disposals of equity securities........................................        126.6        218.3
    Proceeds from disposals of other investments........................................         96.0         60.3
    Proceeds from mortgages matured or collected........................................        157.4        122.9
    Purchase of available-for-sale fixed maturities.....................................     (2,033.4)    (3,223.9)
    Purchase of equity securities.......................................................        (45.8)       (80.4)
    Purchase of other investments.......................................................        (94.3)       (91.1)
    Capital expenditures................................................................         (5.4)        (8.0)
    Other investing activities, net.....................................................          1.2          2.7
                                                                                          -----------  -----------
            Net cash provided by investing activities...................................        243.1         52.9
                                                                                          -----------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES
    Deposits and interest credited to contractholder deposit funds......................        173.8        241.6
    Withdrawals from contractholder deposit funds.......................................       (501.2)      (790.4)
    Change in short-term debt...........................................................          9.8        298.1
    Change in long-term debt............................................................         (0.1)        (0.1)
    Dividends paid to minority shareholders.............................................         (2.4)        (2.9)
    Proceeds from capital paid in.......................................................          0.1      --
    Subsidiary treasury stock purchased, at cost........................................      --             (42.0)
                                                                                          -----------  -----------
            Net cash used in financing activities.......................................       (320.0)      (295.7)
                                                                                          -----------  -----------
Net change in cash and cash equivalents.................................................        (19.2)       (96.4)
Net change in cash held in the Closed Block.............................................          2.8         11.2
Cash and cash equivalents, beginning of period..........................................        175.9        236.6
                                                                                          -----------  -----------
Cash and cash equivalents, end of period................................................  $     159.5  $     151.4
                                                                                          -----------  -----------
                                                                                          -----------  -----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

1.  BASIS OF PRESENTATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or "the Company") is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The accompanying unaudited consolidated financial statements of FAFLIC have been prepared in accordance with generally accepted accounting principles for stock life insurance companies for interim financial information.

The interim consolidated financial statements of FAFLIC include the accounts of FAFLIC, its wholly-owned life insurance subsidiary, Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries), and Allmerica Property & Casualty Companies, Inc. ("Allmerica P&C", a 59.5%-owned non-insurance holding company). The Closed Block assets and liabilities at September 30, 1997 and December 31, 1996 are presented in the consolidated financial statements as single line items. Results of operations for the Closed Block for the nine month and three month periods ended September 30, 1997 and 1996 are included in other income in the consolidated financial statements. All significant intercompany accounts and transactions have been eliminated.

Minority interest relates to the Company's investment in Allmerica P&C and its subsidiary, The Hanover Insurance Company ("Hanover"). Hanover's 82.5%-owned subsidiary is Citizens Corporation, the holding company for Citizens Insurance Company of America ("Citizens"). Minority interest also includes an amount related to the minority interest in Citizens Corporation.

The accompanying interim consolidated financial statements reflect, in the opinion of the Company's management, all adjustments, consisting of only normal and recurring adjustments, necessary for a fair presentation of the financial position and results of operations. Certain reclassifications have been made to the 1996 consolidated statements of income in order to conform to the 1997 presentation. The results of operations for the nine months ended and quarter ended September 30, 1997 are not necessarily indicative of the results to be expected for the full year. These financial statements should be read in conjunction with the annual audited financial statements.

In June 1997, the FASB issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS No. 130). FAS No. 130 established standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive income will thus represent the sum of net income and other comprehensive income, although FAS No. 130 does not require the use of the terms comprehensive income or other comprehensive income. The accumulated balance of other comprehensive income shall be displayed separately from retained earnings and additional paid-in capital in the statement of financial position. This statement is effective for fiscal years beginning after December 15, 1997. The Company anticipates that the adoption of FAS No. 130 will result primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

In June 1997, the FASB also issued Statement of Financial Accounting Standards No. 131, "Disclosures About Segments of an Enterprise and Related Information" (FAS No. 131). FAS No. 131 establishes standards for the way that public enterprises report information about operating segments in annual financial

               NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement of Financial Accounting Standards No. 14, "Financial Reporting for Segments of a Business Enterprise" (FAS No. 14). FAS No. 131 requires that all public enterprises report financial and descriptive information about its reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. The Company is currently determining the impact of the adoption of FAS No. 131.

2.  SIGNIFICANT TRANSACTIONS

In July 1997, Hanover reached an agreement with Travelers Property Casualty to facilitate Travelers' writing of certain Hanover Insurance policies, as they expire, in Alabama, California, Kansas, Mississippi, Missouri, and Texas. In these six states, Hanover has approximately 250 agents generating approximately $90 million in premium annually. Hanover intends to cease writing personal and commercial policies in these states except for employer and association-sponsored group property and casualty business, surety bonds and specialty program commercial policies. The plan is conditioned upon the appropriate regulatory approval in each state.

On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income business under a 100% coinsurance agreement to Metropolitan Life Insurance Company. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

3.  PARENT COMPANY TRANSACTIONS

On July 16, 1997, AFC acquired all of the outstanding common stock of Allmerica P&C that it did not already own, through its ownership of FAFLIC, in exchange for cash of $425.6 million and approximately 9.7 million shares of AFC stock valued at $372.5 million. Pursuant to the merger, each outstanding share of Allmerica P&C Common Stock, other than those shares owned by the Company or its subsidiaries, became a right to receive $17.60 in cash, without interest, and
0.4 shares of AFC Common Stock, resulting in the issuance of approximately 9.7 million shares of AFC Common Stock. On July 15, 1997, the Certificate of Incorporation of Allmerica P&C was amended and restated to authorize a class B common stock of Allmerica P&C, $5.00 par value. Each share of Allmerica P&C Common Stock owned by the Company or its subsidiaries was exchanged for one share of Class B Common Stock immediately prior to the consummation of the merger.

In June 1997, AFC entered into a credit agreement with The Chase Manhattan Bank ("Chase") providing for a $225 million revolving line of credit that expires on December 15, 1997. Borrowings under the line of credit are unsecured and bear interest at a rate per annum equal to, at AFC's option, Chase's base rate or the eurodollar rate plus an applicable margin. The credit agreement requires AFC to comply with certain financial ratios. As of September 30, 1997, AFC had borrowed $140.0 million under the line of credit provided by this credit agreement.

On February 3, 1997, AFC Capital Trust (the "Trust"), a wholly-owned subsidiary business trust of AFC, issued $300.0 million Series A Capital Securities ("Capital Securities"), which pay cumulative dividends at a rate of 8.207% semiannually commencing August 15, 1997. The Trust exists for the sole purpose of issuing the Capital Securities and investing the proceeds thereof in an equivalent amount of 8.207% Junior Subordinated Deferrable Interest Debentures due 2027 of AFC (the "Subordinated Debentures"). Through certain guarantees, the Subordinated Debentures and the terms of related agreements, AFC has irrevocably and unconditionally guaranteed the obligations of the Trust under the Capital Securities. Net proceeds from the offering of approximately $296.3 million funded a portion of the acquisition of the 24.2 million publicly held shares of Allmerica P&C pursuant to the merger on July 16, 1997. On August 7, 1997, AFC and the Trust

               NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

exchanged the Series A Capital Securities for a like amount of Series B Capital Securities and related guarantees which are registered under the Securities Act of 1933 as required under the terms of the initial transaction. During the nine months ended September 30, 1997, $12.3 million in distributions was paid on the Capital Securities.

Dividends from the Company are one of the sources of cash for repayment of the above-mentioned debt by AFC.

4.  FEDERAL INCOME TAXES

Federal income tax expense for the periods ended September 30, 1997 and 1996, has been computed using estimated effective tax rates. These rates are revised, if necessary, at the end of each successive interim period to reflect the current estimates of the annual effective tax rates.

5.  CLOSED BLOCK

Included in other income in the Consolidated Statements of Income in the third quarter and first nine months of 1997 and 1996 is a net pre-tax contribution from the Closed Block of $2.3 million and $8.3 million, and $1.9 million and $7.9 million, respectively. Summarized financial information of the Closed Block is as follows:

                                                                               SEPTEMBER 30,       DECEMBER 31,
(IN MILLIONS)                                                                       1997               1996
---------------------------------------------------------------------------  ------------------  -----------------
                                                                                (UNAUDITED)
ASSETS
  Fixed maturities-at fair value (amortized cost of $414.4 and $397.2).....      $    421.0          $   403.9
  Mortgage loans...........................................................           101.5              114.5
  Policy loans.............................................................           223.2              230.2
  Cash and cash equivalents................................................            21.3               24.1
  Accrued investment income................................................            15.0               14.3
  Deferred policy acquisition costs........................................            18.8               21.1
  Other assets.............................................................             4.8                3.7
                                                                                     ------             ------
    Total assets...........................................................      $    805.6          $   811.8
                                                                                     ------             ------
                                                                                     ------             ------

LIABILITIES
  Policy liabilities and accruals..........................................      $    875.7          $   883.4
  Other liabilities........................................................             5.6                8.7
                                                                                     ------             ------
    Total liabilities......................................................      $    881.3          $   892.1
                                                                                     ------             ------
                                                                                     ------             ------

               NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                        NINE MONTHS ENDED
                                                                                    QUARTER ENDED
                                                                                    SEPTEMBER 30,         SEPTEMBER 30,
                                                                                 --------------------  --------------------
(IN MILLIONS)                                                                      1997       1996       1997       1996
-------------------------------------------------------------------------------  ---------  ---------  ---------  ---------
                                                                                     (UNAUDITED)           (UNAUDITED)
REVENUES
  Premiums.....................................................................  $     9.3  $    10.4  $    48.3  $    50.9
  Net investment income........................................................       13.1       13.3       39.8       39.4
  Net realized investment gains (losses).......................................        0.1       (0.2)       1.1        0.2
                                                                                 ---------  ---------  ---------  ---------
    Total revenues.............................................................       22.5       23.5       89.2       90.5
                                                                                 ---------  ---------  ---------  ---------
BENEFITS AND EXPENSES
  Policy benefits..............................................................       19.3       20.7       78.4       79.8
  Policy acquisition expenses..................................................        0.7        0.7        2.1        2.3
  Other operating expenses.....................................................        0.2        0.2        0.4        0.5
                                                                                 ---------  ---------  ---------  ---------
    Total benefits and expenses................................................       20.2       21.6       80.9       82.6
                                                                                 ---------  ---------  ---------  ---------
      Contribution from the Closed Block.......................................  $     2.3  $     1.9  $     8.3  $     7.9
                                                                                 ---------  ---------  ---------  ---------
                                                                                 ---------  ---------  ---------  ---------

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

6.  SEGMENT INFORMATION

The Company offers financial products and services in two major areas: Risk Management and Retirement and Asset Management. Within these broad areas, the Company conducts business principally in five operating segments.

The Risk Management group includes two segments: Regional Property and Casualty and Corporate Risk Management Services. The Regional Property and Casualty segment includes property and casualty insurance products, such as automobile insurance, homeowners insurance, commercial multiple-peril insurance, and workers' compensation insurance. These products are offered by Allmerica P&C through its operating subsidiaries, Hanover and Citizens. Substantially all of the Regional Property and Casualty segment's earnings are generated in Michigan and the Northeast (Connecticut, Massachusetts, New York, New Jersey, New Hampshire, Rhode Island, Vermont and Maine). The Corporate Risk Management Services segment includes group life and health insurance products and services which assist employers in administering employee benefit programs and in managing the related risks.

The Retirement and Asset Management group includes three segments: Retail Financial Services, Institutional Services and Allmerica Asset Management. The Retail Financial Services segment includes variable annuities, variable universal life, and traditional insurance products distributed via retail channels to individuals across the country. The Institutional Services segment primarily includes group retirement products such as 401(k) plans, tax-sheltered annuities and GIC contracts which are distributed to institutions across the country via worksite marketing and other arrangements. Allmerica Asset Management is a Registered Investment Advisor which provides investment advisory services, primarily to affiliates, and to other institutions, such as insurance companies and pension plans.

               NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

Summarized below is financial information with respect to business segments for the periods indicated.

                                                                           QUARTER ENDED        NINE MONTHS ENDED
                                                                           SEPTEMBER 30,]         SEPTEMBER 30,
                                                                        --------------------  ----------------------
(IN MILLIONS)                                                             1997       1996        1997        1996
----------------------------------------------------------------------  ---------  ---------  ----------  ----------
                                                                            (UNAUDITED)            (UNAUDITED)
Revenues:
  Risk Management
    Regional Property and Casualty....................................  $   577.3  $   540.2  $  1,707.1  $  1,638.1
    Corporate Risk Management Services................................      100.1       90.7       294.2       267.1
                                                                        ---------  ---------  ----------  ----------
      Subtotal........................................................      677.4      630.9     2,001.3     1,905.2
                                                                        ---------  ---------  ----------  ----------
  Retirement and Asset Management
    Retail Financial Services.........................................      119.9      112.2       353.5       332.7
    Institutional Services............................................       60.5       64.6       183.1       201.7
    Allmerica Asset Management........................................        2.1        1.7         6.4         6.2
                                                                        ---------  ---------  ----------  ----------
      Subtotal........................................................      182.5      178.5       543.0       540.6
                                                                        ---------  ---------  ----------  ----------
  Eliminations........................................................       (2.2)      (2.6)       (7.4)       (9.4)
                                                                        ---------  ---------  ----------  ----------
    Total.............................................................  $   857.7  $   806.8  $  2,536.9  $  2,436.4
                                                                        ---------  ---------  ----------  ----------
                                                                        ---------  ---------  ----------  ----------
Income (loss) from continuing operations before income taxes:
  Risk Management
    Regional Property and Casualty....................................  $    47.3  $    57.8  $    157.1  $    162.4
    Corporate Risk Management Services................................        6.7        3.7        12.9        11.2
                                                                        ---------  ---------  ----------  ----------
      Subtotal........................................................       54.0       61.5       170.0       173.6
                                                                        ---------  ---------  ----------  ----------
  Retirement and Asset Management
    Retail Financial Services.........................................       27.2       18.9        15.2        54.0
    Institutional Services............................................       16.8       12.8        44.1        38.3
    Allmerica Asset Management........................................        0.5         --         1.1         0.5
                                                                        ---------  ---------  ----------  ----------
      Subtotal........................................................       44.5       31.7        60.4        92.8
                                                                        ---------  ---------  ----------  ----------
    Total.............................................................  $    98.5  $    93.2  $    230.4  $    266.4
                                                                        ---------  ---------  ----------  ----------
                                                                        ---------  ---------  ----------  ----------

                                                                                      SEPTEMBER 30,  DECEMBER 31,
(IN MILLIONS)                                                                             1997           1996
------------------------------------------------------------------------------------  -------------  ------------
                                                                                       (UNAUDITED)
Identifiable assets:
  Risk Management
    Regional Property and Casualty..................................................   $   5,837.4    $  5,703.9
    Corporate Risk Management Services..............................................         560.5         506.0
                                                                                      -------------  ------------
      Subtotal......................................................................       6,397.9       6,209.9
                                                                                      -------------  ------------
  Retirement and Asset Management
    Retail Financial Services.......................................................      11,454.0       8,871.3
    Institutional Services..........................................................       3,998.8       3,879.0
    Allmerica Asset Management......................................................           4.3           2.4
                                                                                      -------------  ------------
      Subtotal......................................................................      15,457.1      12,752.7
                                                                                      -------------  ------------
    Total...........................................................................   $  21,855.0    $ 18,962.6
                                                                                      -------------  ------------
                                                                                      -------------  ------------

               NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

7.  COMMITMENTS AND CONTINGENCIES

In late July 1997, a lawsuit was instituted in Louisiana against AFC and certain of its subsidiaries by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and refiled the action in Federal District Court in Worcester, Massachusetts. The plaintiffs seek to be certified as a class. The case is in early stages of discovery and the Company is evaluating the claims. Although the Company believes it has meritorious defenses to plaintiffs' claims, there can be no assurance that the claims will be resolved on a basis which is satisfactory to the Company.

                          ALLMERICA SELECT SEPARATE ACCOUNT

                         STATEMENTS OF ASSETS AND LIABILITIES

                            SEPTEMBER 30, 1997 (UNAUDITED)

                                                                         SELECT
                                                                       AGGRESSIVE       SELECT      SELECT GROWTH     SELECT
                                                                         GROWTH         GROWTH       AND INCOME       INCOME
                                                                     -------------   ------------  -------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust. . . . . . . .   $  10,073,254   $  9,675,857  $  14,279,876   $  6,872,471
Investments in shares of Fidelity Variable Insurance Products Fund               -              -              -              -
Investment in shares of T. Rowe Price International Series, Inc. .               -              -              -              -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor). . . . . . . . . . . . . . . . . . . . . . . .               -              -              -              -
                                                                     -------------   ------------  -------------   ------------
      Total assets . . . . . . . . . . . . . . . . . . . . . . . .      10,073,254      9,675,857     14,279,876      6,872,471

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor). . . . . . . . . . . . . . . . . . . . . . . .               -              -              -              -
                                                                     -------------   ------------  -------------   ------------
      Net assets . . . . . . . . . . . . . . . . . . . . . . . . .   $  10,073,254   $  9,675,857  $  14,279,876   $  6,872,471
                                                                     -------------   ------------  -------------   ------------
                                                                     -------------   ------------  -------------   ------------

Net asset distribution by category:
  Qualified variable annuity policies. . . . . . . . . . . . . . .   $   3,459,127   $  3,637,340  $   6,134,463  $   2,940,458
  Non-qualified variable annuity policies. . . . . . . . . . . . .       6,614,127      6,048,517      8,135,075      3,921,722
  Value of annuitant mortality fluctuation reserve . . . . . . . .               -              -         10,338         10,291
                                                                     -------------   ------------  -------------   ------------
                                                                     $  10,073,254   $  9,675,857  $  14,279,876  $   6,872,471
                                                                     -------------   ------------  -------------   ------------
                                                                     -------------   ------------  -------------   ------------

Qualified units outstanding, September 30, 1997. . . . . . . . . .       1,745,555      1,849,523      3,234,132      2,394,149
Net asset value per qualified unit, September 30, 1997 . . . . . .        1.981677       1.961230       1.896788       1.228185
Non-qualified units outstanding, September 30, 1997. . . . . . . .       3,337,641      3,084,043      4,294,319      3,201,483
Net asset value per non-qualified unit, September 30, 1997 . . . .   $    1.981677   $   1.961230  $    1.896788  $    1.228185


                                                                                        SELECT         SELECT
                                                                         MONEY       INTERNATIONAL     CAPITAL    FIDELITY VIP
                                                                        MARKET          EQUITY      APPRECIATION  HIGH INCOME
                                                                     -------------   ------------- -------------  ------------
ASSETS:
Investments in shares of Allmerica Investment Trust. . . . . . . .   $   6,493,288   $  7,065,025  $   3,134,988              -
Investments in shares of Fidelity Variable Insurance Products Fund               -              -              -  $   3,477,417
Investment in shares of T. Rowe Price International Series, Inc. .               -              -              -              -

Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor). . . . . . . . . . . . . . . . . . . . . . . .               -              -              -              -
                                                                     -------------   ------------  -------------   ------------
      Total assets . . . . . . . . . . . . . . . . . . . . . . . .       6,493,288      7,065,025      3,134,988      3,477,417

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor). . . . . . . . . . . . . . . . . . . . . . . .               -              -              -              -
                                                                     -------------   ------------  -------------   ------------
      Net assets . . . . . . . . . . . . . . . . . . . . . . . . .   $   6,493,288   $  7,065,025  $   3,134,988  $   3,477,417
                                                                     -------------   ------------  -------------   ------------
                                                                     -------------   ------------  -------------   ------------

Net asset distribution by category:
  Qualified variable annuity policies. . . . . . . . . . . . . . .   $   3,053,815   $  2,255,936  $   1,096,853  $   1,211,634
  Non-qualified variable annuity policies. . . . . . . . . . . . .       3,429,368      4,809,089      2,038,135      2,265,783
  Value of annuitant mortality fluctuation reserve . . . . . . . .          10,105              -              -              -
                                                                     -------------   ------------  -------------   ------------
                                                                     $   6,493,288   $  7,065,025  $   3,134,988  $   3,477,417
                                                                     -------------   ------------  -------------   ------------
                                                                     -------------   ------------  -------------   ------------

Qualified units outstanding, September 30, 1997. . . . . . . . . .       2,680,821      1,534,034        667,891        852,239
Net asset value per qualified unit, September 30, 1997 . . . . . .        1.139134       1.470591       1.642264       1.421707
Non-qualified units outstanding, September 30, 1997. . . . . . . .       3,019,375      3,270,174      1,241,052      1,593,706
Net asset value per non-qualified unit, September 30, 1997 . . . .   $    1.139134   $   1.470591  $    1.642264  $    1.421707


                                                                                                   T. ROWE PRICE
                                                                     FIDELITY VIP    FIDELITY VIP  INTERNATIONAL
                                                                     EQUITY-INCOME      GROWTH         STOCK
                                                                     -------------   ------------- -------------
ASSETS:
Investments in shares of Allmerica Investment Trust. . . . . . . .               -              -              -
Investments in shares of Fidelity Variable Insurance Products Fund   $   5,116,429   $  3,316,540              -
Investment in shares of T. Rowe Price International Series, Inc. .               -              -  $   2,120,159

Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor). . . . . . . . . . . . . . . . . . . . . . . .               -              -              -
                                                                     -------------   ------------  -------------
      Total assets . . . . . . . . . . . . . . . . . . . . . . . .       5,116,429      3,316,540      2,120,159

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor). . . . . . . . . . . . . . . . . . . . . . . .               -              -              -
                                                                     -------------   ------------  -------------
      Net assets . . . . . . . . . . . . . . . . . . . . . . . . .   $   5,116,429   $  3,316,540  $   2,120,159
                                                                     -------------   ------------  -------------
                                                                     -------------   ------------  -------------

Net asset distribution by category:
  Qualified variable annuity policies. . . . . . . . . . . . . . .   $   2,018,841   $  1,391,955  $     859,714
  Non-qualified variable annuity policies. . . . . . . . . . . . .       3,097,588      1,924,585      1,260,445
  Value of annuitant mortality fluctuation reserve . . . . . . . .               -              -              -
                                                                     -------------   ------------  -------------
                                                                     $   5,116,429   $  3,316,540  $   2,120,159
                                                                     -------------   ------------  -------------
                                                                     -------------   ------------  -------------

Qualified units outstanding, September 30, 1997. . . . . . . . . .       1,210,373        808,928        650,587
Net asset value per qualified unit, September 30, 1997 . . . . . .        1.667950       1.720740       1.321442
Non-qualified units outstanding, September 30, 1997. . . . . . . .       1,857,123      1,118,463        953,841
Net asset value per non-qualified unit, September 30, 1997 . . . .   $    1.667950   $   1.720740  $    1.321442


      The accompanying notes are an integral part of these financial statements.

                          ALLMERICA SELECT SEPARATE ACCOUNT

                               STATEMENTS OF OPERATIONS

               FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                                                         SELECT
                                                                       AGGRESSIVE       SELECT      SELECT GROWTH     SELECT
                                                                         GROWTH         GROWTH       AND INCOME       INCOME
                                                                     -------------   ------------  -------------   ------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     104,337   $     49,394  $     266,364   $    283,872
                                                                     -------------   ------------  -------------   ------------

EXPENSES (NOTE 4):
  Mortality and expense risk fees. . . . . . . . . . . . . . . . .          67,425         68,115        107,096         56,742
  Administrative expense charges . . . . . . . . . . . . . . . . .           8,333          8,418         13,237          7,013
                                                                     -------------   ------------  -------------   ------------
      Total expenses . . . . . . . . . . . . . . . . . . . . . . .          75,758         76,533        120,333         63,755
                                                                     -------------   ------------  -------------   ------------

      Net investment income (loss) . . . . . . . . . . . . . . . .          28,579        (27,139)       146,031        220,117
                                                                     -------------   ------------  -------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . . . . . .               -              -              -              -
  Net realized gain (loss) from sales of investments . . . . . . .          56,360         75,204        131,927          6,785
                                                                     -------------   ------------  -------------   ------------
      Net realized gain (loss) from gain distributions and
         sales of investments. . . . . . . . . . . . . . . . . . .          56,360         75,204        131,927          6,785
  Net unrealized gain. . . . . . . . . . . . . . . . . . . . . . .       2,098,510      1,792,802      1,824,466         94,565
                                                                     -------------   ------------  -------------   ------------

       Net realized and unrealized gain (loss) on investments. . .       2,154,870      1,868,006      1,956,393        101,350
                                                                     -------------   ------------  -------------   ------------
       Net increase (decrease) in net assets from operations . . .   $   2,183,449   $  1,840,867  $   2,102,424   $    321,467
                                                                     -------------   ------------  -------------   ------------
                                                                     -------------   ------------  -------------   ------------


                                                                                        SELECT        SELECT
                                                                         MONEY       INTERNATIONAL    CAPITAL     FIDELITY VIP
                                                                         MARKET          EQUITY     APPRECIATION   HIGH INCOME
                                                                     -------------   ------------- -------------  -------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     294,889   $     46,860  $           -  $     140,694
                                                                     -------------   ------------  -------------  -------------

EXPENSES (NOTE 4):
  Mortality and expense risk fees. . . . . . . . . . . . . . . . .          69,025         52,505         21,840         23,276
  Administrative expense charges . . . . . . . . . . . . . . . . .           8,531          6,489          2,699          2,877
                                                                     -------------   ------------  -------------   ------------
      Total expenses . . . . . . . . . . . . . . . . . . . . . . .          77,556         58,994         24,539         26,153
                                                                     -------------   ------------  -------------   ------------

      Net investment income (loss) . . . . . . . . . . . . . . . .         217,333        (12,134)       (24,539)       114,541
                                                                     -------------   ------------  -------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . . . . . .               -              -              -              -
  Net realized gain (loss) from sales of investments . . . . . . .               -         63,088         (9,216)         5,228
                                                                     -------------   ------------  -------------   ------------
      Net realized gain (loss) from gain distributions
        and sales of investments . . . . . . . . . . . . . . . . .               -         63,088         (9,216)         5,228
  Net unrealized gain. . . . . . . . . . . . . . . . . . . . . . .               -        398,928        331,321        282,164
                                                                     -------------   ------------  -------------   ------------

       Net realized and unrealized gain (loss) on investments. . .               -        462,016        322,105        287,392
                                                                     -------------   ------------  -------------   ------------
       Net increase (decrease) in net assets from operations . . .   $     217,333   $    449,882  $     297,566   $    401,933
                                                                     -------------   ------------  -------------   ------------
                                                                     -------------   ------------  -------------   ------------


                                                                                                   T. ROWE PRICE
                                                                     FIDELITY VIP    FIDELITY VIP  INTERNATIONAL
                                                                     EQUITY-INCOME       GROWTH        STOCK
                                                                     -------------   ------------- -------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     266,279   $     71,851  $           -
                                                                     -------------   ------------  -------------

EXPENSES (NOTE 4):
  Mortality and expense risk fees. . . . . . . . . . . . . . . . .          33,602         22,453         16,171
  Administrative expense charges . . . . . . . . . . . . . . . . .           4,153          2,776          1,998
                                                                     -------------   ------------  -------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . .          37,755         25,229         18,169
                                                                     -------------   ------------  -------------

    Net investment income (loss) . . . . . . . . . . . . . . . . .         228,524         46,622        (18,169)
                                                                     -------------   ------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . . . . . .               -              -              -
  Net realized gain (loss) from sales of investments . . . . . . .          11,142         11,952         25,710
                                                                     -------------   ------------  -------------
    Net realized gain (loss) from gain distributions
     and sales of investments. . . . . . . . . . . . . . . . . . .          11,142         11,952         25,710
  Net unrealized gain. . . . . . . . . . . . . . . . . . . . . . .         566,082        475,119        160,304
                                                                     -------------   ------------  -------------

     Net realized and unrealized gain (loss) on investments. . . .         577,224        487,071        186,014
                                                                     -------------   ------------  -------------
     Net increase (decrease) in net assets from operations . . . .   $     805,748   $    533,693  $     167,845
                                                                     -------------   ------------  -------------
                                                                     -------------   ------------  -------------


      The accompanying notes are an integral part of these financial statements.

                          ALLMERICA SELECT SEPARATE ACCOUNT

                         STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SELECT
                                                                              AGGRESSIVE GROWTH            SELECT GROWTH
                                                                           NINE                         NINE
                                                                       MONTHS ENDED                 MONTHS ENDED
                                                                         9/30/97       YEAR ENDED      9/30/97      YEAR ENDED
                                                                       (UNAUDITED)      12/31/96     (UNAUDITED)     12/31/96
                                                                     --------------  ------------- -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . .   $      28,579   $    (63,849) $     (27,139) $     (39,323)
    Net realized gain (loss) on investments. . . . . . . . . . . .          56,360        444,243         75,204        793,502
    Net unrealized gain (loss) on investments. . . . . . . . . . .       2,098,510        258,540      1,792,802        (50,436)
                                                                     -------------   ------------  -------------  -------------
    Net increase in net assets from operations . . . . . . . . . .       2,183,449        638,934      1,840,867        703,743
                                                                     -------------   ------------  -------------  -------------

  FROM CAPITAL TRANSACTIONS (NOTE 5):
    Net purchase payments. . . . . . . . . . . . . . . . . . . . .         775,736        227,822        790,900        258,737
    Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . .        (235,586)       (87,887)      (223,618)       (79,238)
    Annuity benefits . . . . . . . . . . . . . . . . . . . . . . .        (178,269)             -       (131,609)             -
    Other transfers from (to) the General Account of
       First Allmerica Financial Life Insurance
       Company (Sponsor) . . . . . . . . . . . . . . . . . . . . .       1,403,813      2,221,463      2,003,625      1,750,035
    Net increase (decrease) in investment by First Allmerica
       Financial Life Insurance Company (Sponsor). . . . . . . . .               -              -              -              -
                                                                     -------------   ------------  -------------  -------------
    Net increase (decrease) in net assets from capital
      transactions . . . . . . . . . . . . . . . . . . . . . . . .       1,765,694      2,361,398      2,439,298      1,929,534
                                                                     -------------   ------------  -------------  -------------

    Net increase (decrease) in net assets. . . . . . . . . . . . .       3,949,143      3,000,332      4,280,165      2,633,277

NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . .       6,124,111      3,123,779      5,396,692      2,762,415
                                                                     -------------   ------------  -------------  -------------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . .   $  10,073,254   $  6,124,111  $   9,675,857  $   5,395,692
                                                                     -------------   ------------  -------------  -------------
                                                                     -------------   ------------  -------------  -------------


                                                                         SELECT GROWTH AND INCOME         SELECT INCOME
                                                                           NINE                         NINE
                                                                       MONTHS ENDED                 MONTHS ENDED
                                                                         9/30/97       YEAR ENDED      9/30/97      YEAR ENDED
                                                                       (UNAUDITED)      12/31/96     (UNAUDITED)     12/31/96
                                                                     --------------  ------------- -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . .   $     146,031   $      3,734  $     220,117  $     248,869
    Net realized gain (loss) on investments. . . . . . . . . . . .         131,927        871,086          6,785          3,383
    Net unrealized gain (loss) on investments. . . . . . . . . . .       1,824,466        525,985         94,565       (137,363)
                                                                     -------------   ------------  -------------  -------------
    Net increase in net assets from operations . . . . . . . . . .       2,102,424      1,200,805        321,467        114,889
                                                                     -------------   ------------  -------------  -------------

  FROM CAPITAL TRANSACTIONS (NOTE 5):
    Net purchase payments. . . . . . . . . . . . . . . . . . . . .       1,059,598        369,437        440,702        267,963
    Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . .        (287,170)      (122,535)      (142,305)      (139,802)
    Annuity benefits . . . . . . . . . . . . . . . . . . . . . . .        (202,601)             -         (8,792)             -
    Other transfers from (to) the General Account of
       First Allmerica Financial Life Insurance
       Company (Sponsor) . . . . . . . . . . . . . . . . . . . . .       2,630,621      2,666,288        473,190        828,538
    Net increase (decrease) in investment by First Allmerica
       Financial Life Insurance Company (Sponsor). . . . . . . . .         (1,547)              -           (219)             -
                                                                     -------------   ------------  -------------  -------------
    Net increase (decrease) in net assets from capital transactions      3,198,900      2,913,190        762,576        956,699
                                                                     -------------   ------------  -------------  -------------

    Net increase (decrease) in net assets. . . . . . . . . . . . .       5,301,324      4,113,995      1,084,043      1,071,588

NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . .       8,976,552      4,864,557      5,788,428      4,716,840
                                                                     -------------   ------------  -------------  -------------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . .   $  14,279,876   $  8,978,552  $   6,872,471  $   5,788,428
                                                                     -------------   ------------  -------------  -------------
                                                                     -------------   ------------  -------------  -------------


      The accompanying notes are an integral part of these financial statements.

                          ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                                            SELECT
                                                                              MONEY MARKET             INTERNATIONAL EQUITY
                                                                           NINE                         NINE
                                                                       MONTHS ENDED                 MONTHS ENDED
                                                                         9/30/97       YEAR ENDED      9/30/97      YEAR ENDED
                                                                       (UNAUDITED)      12/31/96     (UNAUDITED)     12/31/96
                                                                     --------------  ------------- -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . .   $     217,333   $    206,606  $     (12,134) $      42,325
    Net realized gain (loss) on investments. . . . . . . . . . . .               -              -         63,088         27,379
    Net unrealized gain (loss) on investments. . . . . . . . . . .               -              -        398,928        580,307
                                                                     -------------   ------------  -------------  -------------
    Net increase in net assets from operations . . . . . . . . . .         217,333        206,606        449,882        650,011
                                                                     -------------   ------------  -------------  -------------

  FROM CAPITAL TRANSACTIONS (NOTE 5):
    Net purchase payments. . . . . . . . . . . . . . . . . . . . .      12,245,854     18,102,537        757,600        228,557
    Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . .        (409,719)      (536,885)      (157,694)       (68,186)
    Annuity benefits.. . . . . . . . . . . . . . . . . . . . . . .               -              -        (26,708)             -
    Other transfers from (to) the General Account of
       First Allmerica Financial Life Insurance
       Company (Sponsor) . . . . . . . . . . . . . . . . . . . . .     (12,265,521)   (15,356,737)     1,319,699      1,770,211
    Net increase (decrease) in investment by First Allmerica
       Financial Life Insurance Company (Sponsor). . . . . . . . .            (189)             -              -           (131)
                                                                     -------------   ------------  -------------  -------------
    Net increase (decrease) in net assets from capital transactions       (429,575)     2,208,915      1,892,897      1,930,451
                                                                     -------------   ------------  -------------  -------------

    Net increase (decrease) in net assets. . . . . . . . . . . . .        (212,242)     2,415,521      2,342,779      2,580,462

NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . .       6,705,530      4,290,009      4,722,246      2,141,784
                                                                     -------------   ------------  -------------  -------------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . .   $   6,493,288   $  6,705,530  $   7,065,025  $   4,722,246
                                                                     -------------   ------------  -------------  -------------
                                                                     -------------   ------------  -------------  -------------


                                                                                SELECT
                                                                           CAPITAL APPRECIATION       FIDELITY VIP HIGH INCOME
                                                                           NINE                         NINE
                                                                       MONTHS ENDED                 MONTHS ENDED
                                                                         9/30/97       YEAR ENDED      9/30/97      YEAR ENDED
                                                                       (UNAUDITED)      12/31/96     (UNAUDITED)     12/31/96
                                                                     --------------  ------------- -------------  --------------
INCREASE (DECREASE) IN NET ASSETS :
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . .   $     (24,539)  $    (16,888) $     114,541  $      15,424
    Net realized gain (loss) on investments. . . . . . . . . . . .          (9,216)         4,825          5,228          5,967
    Net unrealized gain (loss) on investments. . . . . . . . . . .         331,321         22,279        282,164         77,404
                                                                     -------------   ------------  -------------  -------------
    Net increase in net assets from operations . . . . . . . . . .         297,566         10,216        401,933         98,795
                                                                     -------------   ------------  -------------  -------------

  FROM CAPITAL TRANSACTIONS (NOTE 5):
    Net purchase payments. . . . . . . . . . . . . . . . . . . . .         292,303        129,008        341,250        106,501
    Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . .        (153,019)       (15,630)      (156,868)       (24,484)
    Annuity benefits . . . . . . . . . . . . . . . . . . . . . . .          (3,860)        (1.247)        (3,226)             -
    Other transfers from (to) the General Account of
       First Allmerica Financial Life Insurance
       Company (Sponsor) . . . . . . . . . . . . . . . . . . . . .         675,720      1,362,872      1,294,761      1,119,571
    Net increase (decrease) in investment by First Allmerica
       Financial Life Insurance Company (Sponsor). . . . . . . . .               -           (293)             -           (244)
                                                                     -------------   ------------  -------------  -------------
    Net increase (decrease) in net assets from capital transactions        811,144      1,474,710      1,475,917      1,201,344
                                                                     -------------   ------------  -------------  -------------

    Net increase (decrease) in net assets. . . . . . . . . . . . .       1,108,710      1,484,926      1,877,850      1,300,139

NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . .       2,026,278        541,352      1,599,567        299,428
                                                                     -------------   ------------  -------------  -------------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . .   $   3,134,988   $  2,026,278  $   3,477,417  $   1,599,567
                                                                     -------------   ------------  -------------  -------------
                                                                     -------------   ------------  -------------  -------------


      The accompanying notes are an integral part of these financial statements.

                          ALLMERICA SELECT SEPARATE ACCOUNT

                                                                       FIDELITY VIP EQUITY-INCOME       FIDELITY VIP GROWTH
                                                                           NINE                         NINE
                                                                       MONTHS ENDED                 MONTHS ENDED
                                                                         9/30/97       YEAR ENDED      9/30/97      YEAR ENDED
                                                                       (UNAUDITED)      12/31/96     (UNAUDITED)     12/31/96
                                                                     --------------  ------------- -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . .   $     228,524   $    (16,999) $      46,622  $     (11,820)
    Net realized gain (loss) on investments. . . . . . . . . . . .          11,142         35,856         11,952         24,929
    Net unrealized gain (loss) on investments. . . . . . . . . . .         566,082        154,372        475,119         71,984
                                                                     -------------   ------------  -------------  -------------
    Net increase in net assets from operations . . . . . . . . . .         805,748        173,229        533,693         85,093
                                                                     -------------   ------------  -------------  -------------

  FROM CAPITAL TRANSACTIONS (NOTE 5):
    Net purchase payments. . . . . . . . . . . . . . . . . . . . .         552,583        137,607        365,356        104,528
    Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . .        (172,928)       (42,383)      (131,307)       (17,551)
    Annuity benefits . . . . . . . . . . . . . . . . . . . . . . .               -         (1,360)             -         (1,375)
    Other transfers from (to) the General Account of
       First Allmerica Financial Life Insurance
       Company (Sponsor) . . . . . . . . . . . . . . . . . . . . .       1,512,797      1,639,683        696,179      1,358,790
    Net increase (decrease) in investment by First Allmerica
       Financial Life Insurance Company (Sponsor). . . . . . . . .               -           (266)             -           (279)
                                                                     -------------   ------------  -------------  -------------
    Net increase (decrease) in net assets from capital transactions      1,892,452      1,733,481        930,228      1,444,113
                                                                     -------------   ------------  -------------  -------------

    Net increase (decrease) in net assets. . . . . . . . . . . . .       2,698,200      1,906,710      1,463,921      1,529,206

NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . .       2,418,229        551,519      1,852,619        323,413
                                                                     -------------   ------------  -------------  -------------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . .   $   5,116,429   $  2,418,229  $   3,316,540  $   1,852,619
                                                                     -------------   ------------  -------------  -------------
                                                                     -------------   ------------  -------------  -------------



                                                                             T. ROWE PRICE
                                                                          INTERNATIONAL STOCK
                                                                           NINE
                                                                       MONTHS ENDED
                                                                         9/30/97       YEAR ENDED
                                                                       (UNAUDITED)      12/31/96
                                                                     --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) . . . . . . . . . . . . . . . . .   $     (18,169)  $      2,054
    Net realized gain (loss) on investments. . . . . . . . . . . .          25,710         12,416
    Net unrealized gain (loss) on investments. . . . . . . . . . .         160,304         76,953
                                                                     -------------   ------------
    Net increase in net assets from operations.. . . . . . . . . .         167,845         91,423
                                                                     -------------   ------------

  FROM CAPITAL TRANSACTIONS (NOTE 5):
    Net purchase payments. . . . . . . . . . . . . . . . . . . . .         206,867        104,085
    Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . .        (129,910)        (7,992)
    Annuity benefits . . . . . . . . . . . . . . . . . . . . . . .         (67,027)        (1,307)
    Other transfers from (to) the General Account of
       First Allmerica Financial Life Insurance
       Company (Sponsor) . . . . . . . . . . . . . . . . . . . . .         534,482        939,704
    Net increase (decrease) in investment by First Allmerica
       Financial Life Insurance Company (Sponsor). . . . . . . . .               -           (234)
                                                                     -------------   ------------
    Net increase (decrease) in net assets from capital transactions        544,412      1,034,256
                                                                     -------------   ------------

      Net increase (decrease) in net assets. . . . . . . . . . . .         712,257      1,125,679

NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . .       1,407,902        282,223
                                                                     -------------   ------------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . .   $   2,120,159   $  1,407,902
                                                                     -------------   ------------
                                                                     -------------   ------------


      The accompanying notes are an integral part of these financial statements.

                          ALLMERICA SELECT SEPARATE ACCOUNT

                            NOTES TO FINANCIAL STATEMENTS

                                  SEPTEMBER 30, 1997



NOTE 1 - ORGANIZATION

     Allmerica Select Separate Account (Allmerica Select) is a separate investment account of First Allmerica Financial Life Insurance Company (the Company), established on April 1, 1994 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. The Company is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Allmerica Select are clearly identified and distinguished from the other assets and liabilities of the Company. Allmerica Select cannot be charged with liabilities arising out of any other business of the Company.

     Allmerica Select is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Allmerica Select currently offers eleven Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of Allmerica Investment Trust (the Trust) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of the Company; the Variable Insurance Products Fund (Fidelity VIP) managed by Fidelity Management and Research Company (FMR), or
T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc. The Trust, Fidelity VIP, and T. Rowe Price (the Funds) are open-end, diversified, management investment companies registered under the 1940 Act.

     Allmerica Select funds two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Section 401, 403, or 408 of the Internal Revenue Code (the
Code) while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary according to whether they are made from a qualified contract or a non-qualified contract.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Trust, Fidelity VIP, and
T. Rowe Price. Net realized gains and losses on securities sold are determined on the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust, Fidelity VIP, and T. Rowe Price at net asset value.

     FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Code and files a consolidated federal income tax return. The Company anticipates no tax liability resulting from the operations of Allmerica Select. Therefore, no provision for income taxes has been charged against Allmerica Select.

     ANNUITANT MORTALITY FLUCTUATION RESERVE - A strengthening reserve is required for doing business in the state of New York. The purpose of the reserve is to provide for future mortality experience which is less favorable than that assumed in pricing the annuity. This reserve is funded by the Company.

                             PART C. OTHER INFORMATION

ITEM 24.       FINANCIAL STATEMENTS AND EXHIBITS

               (a)  FINANCIAL STATEMENTS

                    Financial Statements Included in Part A
                    None

                    Financial Statements Included in Part B
                    Financial Statements for First Allmerica Financial Life Insurance Company and for Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company were previously filed on April 30, 1997 in Post-effective Amendment No. 7 and are incorporated by reference herein.


                    Unaudited Financial Statements for the period ended 9/30/97 for First Allmerica Financial Life Insurance Company and for Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company are filed herewith.


                    Financial Statements Included in Part C
                    None

               (b)  EXHIBITS

     EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated August 20, 1991 was previously filed on May 11, 1992 in Registrant's Initial Registration Statement and is incorporated herein by reference.


     EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant not pursuant to a trust indenture or other such instrument.



     EXHIBIT 3 Form of Underwriting and Administrative Services Agreement was previously filed on November 1, 1993 in Registrant's
                 Initial Registration Statement and is herein incorporated by reference. Broker's Agreement was previously filed on August 14, 1992 in Registration Statement No. 33-47216 and is incorporated herein by reference.



     EXHIBIT 4 Specimen Generic Policy Form A3020-94 GRC was previously filed on November 1, 1993, in Registrant's Initial Registration Statement and is incorporated herein by reference. Specimen Policy Form B was previously filed on May 7, 1996 in Post-Effective Amendment No. 5 and is incorporated by reference herein.



     EXHIBIT 5 Specimen Generic Application Form was previously filed on November 1, 1993, in Registrant's Initial Registration Statement and is herein incorporated by reference. Specimen Application Form B is was previously filed on May 7, 1996 in Post-Effective Amendment No. 5 and is incorporated by reference herein.



     EXHIBIT 6 The Depositor's Articles of Incorporation were previously filed on April 30, 1996 in Post-Effective Amendment No. 4, which was effective on October 16, 1995 and is incorporated herein by reference. Revised Bylaws were filed on April 30, 1996 in Post-Effective Amendment No. 4 and are incorporated herein by reference.


     EXHIBIT 7   Not Applicable.

     EXHIBIT 8   (a)     AUV Calculation Services Agreement with The Shareholder
                         Services Group dated March 31, 1995 was previously filed on April 12, 1995 in Post-Effective Amendment No.
                         2 and is incorporated by reference herein.

                 (b) Fidelity Services Agreement was filed on April 30, 1996 in Post-Effective Amendment No. 4 and is incorporated herein by reference.

                 (c) An Amendment to the Fidelity Service Agreement effective as of January 1, 1997 was previously filed on April 30, 1997 in Post-Effective Amendment No. 7 and is incorporated by reference herein.

                 (d) A proposed form of the Fidelity Service Contract was previously filed on April 30, 1997 in Post-Effective Amendment No. 7 and is incorporated by reference herein.

                 (e) A proposed form of the T. Rowe Price Agreement was previously filed on April 30, 1997 in Post-Effective Amendment No. 7 and is incorporated by reference herein.

     EXHIBIT 9   Consent and Opinion of Counsel is filed herewith.

     EXHIBIT 10  Consent of Independent Accountants is filed herewith.

     EXHIBIT 11  None.

     EXHIBIT 12  None.

     EXHIBIT 13  Not applicable.

     EXHIBIT 14  Not Applicable.

     EXHIBIT 15 Form of Participation Agreement between the Company (formerly known as SMA Life) and Allmerica Investment Trust was previously filed on April 1, 1991 in Registration Statement
                 No. 33-39702 and is incorporated by reference herein. Form of Participation Agreement between the Company and Fidelity VIP, and an Amendment thereto, was previously filed in Post-effective Amendment No. 6 , Registration No. 33-47216 on April 25, 1995 and are incorporated by reference herein. Form of Participation Agreement between the Company and T. Rowe Price International Series, Inc. was previously filed in Post-effective Amendment No. 2 on April 13, 1995 and is incorporated by reference herein.

                  DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

                 NAME AND POSITION                PRINCIPAL OCCUPATION(S) DURING
                   WITH COMPANY                          PAST FIVE YEARS
                   ------------                          ---------------

     Bruce C. Anderson                       Director of First Allmerica since 1996; Vice
      Director and Vice President             President, First Allmerica since 1984

     Abigail M. Armstrong                    Secretary of First Allmerica since 1996; Counsel,
      Secretary and Counsel                   First Allmerica since 1991

     Robert E. Bruce                         Director and Chief Information Officer of First
      Director, Vice President and            Allmerica since 1997;  Vice President of First
      Chief Information Officer               Allmerica since 1995;  Corporate Manager, Digital
                                              Equipment Corporation 1979 to 1995

     John P. Kavanaugh                       Director and Chief Investment Officer of First
      Director, Vice President and            Allmerica since 1996; Vice President,
      Chief Investment Officer                First Allmerica since 1991



John F. Kelly                                Director of First Allmerica since 1996; Senior Vice
 Director, Senior Vice President,             President, General Counsel and Assistant Secretary,
 General Counsel and Assistant                First Allmerica since 1991
 Secretary

J. Barry May                                 Director of First Allmerica since 1996; Director and
 Director                                     President, The Hanover Insurance Company since
                                              1996; Vice President, The Hanover Insurance
                                              Company, 1993 to 1996;  General Manager, The
                                              Hanover Insurance Company 1989 to 1993

James R. McAuliffe                           Director of First Allmerica since 1996; President
 Director                                     and CEO, Citizens Insurance Company of America
                                              since 1994; Vice President, First Allmerica 1982 to
                                              1994 and Chief Investment Officer, First Allmerica
                                              1986 to 1994

John F. O'Brien                              Director, Chairman of the Board, President and
 Director, Chairman of the Board,             Chief Executive Officer, First Allmerica since 1989
 President and Chief Executive Officer

Edward J. Parry, III                         Director and Chief Financial Officer of First
 Director, Vice President,                    Allmerica since 1996; Vice President and
 Chief Financial Officer and Treasurer        Treasurer, First Allmerica since 1993;  Assistant
                                              Vice President, 1992 to 1993

Richard M. Reilly                            Director of First Allmerica since 1996; Vice
 Director and Vice President                  President, First Allmerica since 1990; Director,
                                              Allmerica Investments, Inc. since 1990; Director
                                              and President, Allmerica Investment Management
                                              Company, Inc. since 1990

Eric A. Simonsen                             Director of First Allmerica since 1996; Vice
 Director and Vice President                  President, First Allmerica since 1990; Chief
                                              Financial Officer, First Allmerica 1990 to 1996

Phillip E. Soule                             Director of First Allmerica since 1996; Vice
 Director and Vice President                  President, First Allmerica since 1987



ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

     See attached organizational chart.

                 FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

              NAME                                  ADDRESS                       TYPE OF BUSINESS
              ----                                  -------                       ----------------

AAM Equity Fund                              440 Lincoln Street            Massachusetts Grantor Trust
                                             Worcester MA 01653


AAM Growth & Income Fund, LLC                440 Lincoln Street            Limited Liability Corporation
                                             Worcester MA 01653

AAM High Yield Fund, LLC                     440 Lincoln Street            Limited Liability Corporation
                                             Worcester MA 01653

AFC Capital Trust I                          440 Lincoln Street            Statutory Business Trust
                                             Worcester MA 01653

Allmerica Asset Management Limited           440 Lincoln Street            Investment advisory services
                                             Worcester MA 01653

Allmerica Asset Management, Inc.                   440 Lincoln Street                   Investment advisory services
                                                   Worcester MA 01653

Allmerica Benefits, Inc.                           440 Lincoln Street                   Non-insurance medical services
                                                   Worcester MA 01653

Allmerica Equity Index Pool                        440 Lincoln Street                   Massachusetts Grantor Trust
                                                   Worcester MA 01653

Allmerica Financial Alliance Insurance Company     100 North Parkway                    Multi-line property and  casualty
                                                   Worcester MA 01605                   insurance

Allmerica Financial Benefit Insurance Company      100 North Parkway                    Multi-line property and casualty
                                                   Worcester MA 01605                   insurance

Allmerica Financial Corporation                    440 Lincoln Street                   Holding Company
                                                   Worcester MA 01653

Allmerica Financial Insurance Brokers, Inc.        440 Lincoln Street                   Insurance Broker
                                                   Worcester MA 01653

Allmerica Financial Life Insurance and Annuity     440 Lincoln Street                   Life insurance, accident and
Company (formerly known as SMA Life Assurance      Worcester MA 01653                   health insurance, annuities,
Company)                                                                                variable annuities and variable life
                                                                                        insurance

Allmerica Financial Services Insurance Agency,     440 Lincoln Street                   Insurance Agency
Inc.                                               Worcester MA 01653

Allmerica Funding Corp.                            440 Lincoln Street                   Special purpose funding vehicle
                                                   Worcester MA 01653                   for commercial paper

Allmerica Funds                                    440 Lincoln Street                   Investment Company
                                                   Worcester MA 01653

Allmerica, Inc.                                    440 Lincoln Street                   Common employer for Allmerica
                                                   Worcester MA 01653                   Financial Corporation entities

Allmerica Institutional Services, Inc.             440 Lincoln Street                   Accounting, marketing and
(formerly known as 440 Financial Group of          Worcester MA 01653                   shareholder services for
Worcester, Inc.)                                                                        investment companies

Allmerica Investment Management Company, Inc.      440 Lincoln Street                   Investment advisory services
                                                   Worcester MA 01653

Allmerica Investments, Inc.                        440 Lincoln Street                   Securities, retail broker-dealer
                                                   Worcester MA 01653

Allmerica Investment Trust                         440 Lincoln Street                   Investment Company
                                                   Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.              440 Lincoln Street                   Insurance Agency
                                                   Worcester MA 01653

Allmerica Property & Casualty Companies, Inc.      440 Lincoln Street                   Holding Company
                                                   Worcester MA 01653

Allmerica Securities Trust                         440 Lincoln Street                   Investment Company
                                                   Worcester MA 01653

Allmerica Services Corporation                     440 Lincoln Street                   Internal administrative services
                                                   Worcester MA 01653                   provider to Allmerica Financial
                                                                                        Corporation entities

Allmerica Trust Company, N.A.                      440 Lincoln Street                   Limited purpose national trust
                                                   Worcester MA 01653                   company

AMGRO, Inc.                                        100 North Parkway                    Premium financing
                                                   Worcester MA 01605

APC Funding Corp.                                  440 Lincoln Street                   Special purpose funding vehicle for
                                                   Worcester MA 01653                   commercial paper

Citizens Corporation                               440 Lincoln Street                   Holding Company
                                                   Worcester MA 01653

Citizens Insurance Company of America              645 West Grand River                 Multi-line property and casualty
                                                   Howell MI 48843                      insurance

Citizens Insurance Company of Illinois             333 Pierce Road                      Multi-line property and casualty
                                                   Itasca IL 60143                      insurance

Citizens Insurance Company of the Midwest          3950 Priority Way                    Multi-line property and casualty
                                                   South Drive, Suite 200               insurance
                                                   Indianapolis IN 46280

Citizens Insurance Company of Ohio                 8101 N. High Street                  Multi-line property and casualty
                                                   P.O. Box 342250                      insurance
                                                   Columbus OH 43234

Citizens Management, Inc.                          645 West Grand River                 Services management company
                                                   Howell MI 48843

First Allmerica Financial Life Insurance           440 Lincoln Street                   Life, pension, annuity, accident and
Company (formerly State Mutual Life                Worcester MA 01653                   health insurance company
Assurance Company of America)

Greendale Special Placements Fund                  440 Lincoln Street                   Massachusetts Grantor Trust
                                                   Worcester MA 01653

The Hanover American Insurance Company             100 North Parkway                    Multi-line property and casualty
                                                   Worcester MA 01605                   insurance

The Hanover Insurance Company                      100 North Parkway                    Multi-line property and casualty
                                                   Worcester MA 01605                   insurance

Hanover Texas Insurance Management                 801 East Campbell Road               Attorney-in-fact for Hanover
Company, Inc.                                      Richardson TX 75081                  Lloyd's Insurance Company

Hanover Lloyd's Insurance Company                  801 East Campbell Road               Multi-line property and casualty
                                                   Richardson TX 75081                  insurance

Llods Credit Corporation                           440 Lincoln Street                    Premium financing service franchises
                                                   Worcester MA 01653

Logan Wells Water Company, Inc.                    603 Heron Drive                      Water Company serving land development
                                                   Bridgeport NJ 08014                  investment

Massachusetts Bay Insurance Company                100 North Parkway                    Multi-line property and casualty insurance
                                                   Worcester MA 01605

SMA Financial Corp.                                440 Lincoln Street                   Holding Company
                                                   Worcester MA 01653

Somerset Square, Inc.                              440 Lincoln Street                   Real estate holding company
                                                   Worcester MA 01653

Sterling Risk Management Services, Inc.            440 Lincoln Street                   Risk management services
                                                   Worcester MA 01653



                                Allmerica Financial Corporation

                                            Delaware
            |                     |                   |             |           |
     ___________________________________________________________________________________
           100%                  100%               100%           100%        100%
     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica
                            Funding Corp.      Financial Life    Trust I      Services
                                                 Insurance                  Corporation
                                                   Company

      Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts
                                                      |
                            _______________________________________________
                                  |
                                 100%
                             Logan Wells
                            Water Company,
                                 Inc.

                              New Jersey

______________________________________________________________________________________________________________________
        |                   |                    |                   |                     |                   |
      65.78%               100%               99.2%                 100%                  100%                100%
     Allmerica        Sterling Risk         Allmerica             Allmerica             Allmerica           Allmerica
     Property           Management             Trust             Investments,         Institutional       Financial Life
    & Casualty        Services, Inc.       Company, N.A.            Inc.              Services, Inc.      Insurance and
  Companies, Inc.                                                                                        Annuity Company
                                             Federally
     Delaware            Delaware            Chartered          Massachusetts         Massachusetts         Delaware
         |
___________________________________________________________________________                             ______|_______
         |                  |                   |                    |                                        |
       100%                100%                100%                 100%                                     100%
        APC             The Hanover          Allmerica           Citizens                                 Somerset
   Funding Corp.         Insurance           Financial           Insurance                               Square, Inc.
                          Company            Insurance           Company of
                                           Brokers, Inc.          Illinois

   Massachusetts       New Hampshire       Massachusetts          Illinois                              Massachusetts
                             |
______________________________________________________________________________________________________________________
        |                                       |                    |                     |                  |
       100%                                    100%                 100%                 82.5%               100%
     Allmerica                              The Hanover        Hanover Texas           Citizens          Massachusetts
     Financial                               American            Insurance            Corporation        Bay Insurance
      Benefit                                Insurance           Management                                 Company
     Insurance                                Company          Company, Inc.
      Company

   Pennsylvania                            New Hampshire           Texas                Delaware         New Hampshire
                                                                                           |
                                                              ________________________________________________________
                                                                     |                     |                   |
                                                                    100%                  100%               100%
                                                                  Citizens         Citizens Insurance      Citizens
                                                                 Insurance            Company of           Insurance
                                                              Company of Ohio           America         Company of the
                                                                                                            Midwest

                                                                    Ohio                Michigan            Indiana
                                                                                           |
                                                                                    _______________
                                                                                          100%
                                                                                        Citizens
                                                                                    Management Inc.

                                                                                        Michigan



                                Allmerica Financial Corporation

                                            Delaware
            |                     |                   |             |           |
     ___________________________________________________________________________________
           100%                  100%               100%           100%        100%
     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica
                            Funding Corp.      Financial Life    Trust I      Services
                                                 Insurance                  Corporation
                                                   Company

      Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts
                                                      |
                            _______________________________________________
                                               |
                                              100%
                                              SMA
                                           Financial Corp.


                                           Massachusetts
                                                 |
_____________________________________________________________________________________________________________________
        |                    |                   |                     |                   |
       100%                100%                 100%                  100%                100%
     Allmerica           Allmerica           Allmerica             Allmerica           Allmerica
    Investment             Asset         Financial Services          Asset             Benefits
    Management          Management,          Insurance            Management,             Inc.
   Company, Inc.            Inc.            Agency, Inc.            Limited

   Massachusetts       Massachusetts       Massachusetts            Bermuda             Florida

                                                              ________________      _________________________________
                                                              Allmerica Equity         Greendale              AAM
                                                                 Index Pool             Special           Equity Fund
                                                                                       Placements
                                                                                          Fund

                                                               Massachusetts         Massachusetts       Massachusetts
_____________________________________
        |                   |                                                 Grantor Trusts established for the benefit of First
       100%                100%                                               Allmerica, Allmerica Financial Life, Hanover and
     Allmerica          AMGRO, Inc.                                           Citizens
     Financial                                                   Allmerica             Allmerica           Allmerica
     Alliance                                                 Investment Trust           Funds            Securities
     Insurance                                                                                               Trust
      Company
                                                               Massachusetts         Massachusetts       Massachusetts
   New Hampshire       Massachusetts
                             |
                             |
                           100%                                                  Affiliated Management Investment Companies
                          Lloyd's
                          Credit                                                    Hanover Lloyd's
                        Corporation                                                    Insurance
                                                                                        Company

                       Massachusetts                                                     Texas

                                                                                 Affiliated Lloyd's plan company, controlled by
                                                                                 Underwriters for the benefit of the Hanover
                                                                                 Insurance Company

                                                                                          AAM              AAM
                                                                                         Growth            High
                                                                                      Income Fund       Yield Fund,
                                                                                         L.L.C.           L.L.C.

                                                                                        Delaware       Massachusettes

                                                                                   LLC established for the benefit of
                                                                                   First Allmerica, Allmerica
                                                                                   Financial Life, Hanover and
                                                                                   Citizens


ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of December 31, 1997 there were 668 Contract holders of qualified Contracts and 978 Contract holders of non-qualified contracts.

ITEM 28.  INDEMNIFICATION

     To the fullest extent permissible under Massachusetts General Laws, no director shall be personally liable to the Company or any policyholder for monetary damages for any breach of fiduciary duty as a director, notwithstanding any provision of law to the contrary; provided, however, that this provision shall not eliminate or limit the liability of a director:

     1. for any breach of the director's duty of loyalty to the Company or its policyholders;
     2. for acts or omissions not in good faith, or which involve intentional misconduct or a knowing violation of law;
     3. for liability, if any, imposed on directors of mutual insurance companies pursuant to M.G.L.A. c. 156B Section 61 or M.G.L.A. c.156B
          Section 62;
     4. for any transactions from which the director derived an improper personal benefit.

ITEM 29. PRINCIPAL UNDERWRITERS

   (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

        * VEL Account, VEL II Account, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account, Group VEL Account, Allmerica Select Separate Account II, Separate Account KG, KGC, Separate Account Fulcrum, and Fulcrum Variable Life Separate Account of Allmerica Financial Life Insurance and Annuity Company

        *   VEL II Account, Inheiritage Account, Separate Account I,
            Allmerica Select, Separate Account VA-K, VA-P, Separate Account KG, Separate Account KGC, Separate Account Fulcrum of First Allmerica Financial Life Insurance Company

        *   Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:

          440 Lincoln Street
          Worcester, Massachusetts 01653


     NAME                          POSITION OR OFFICE WITH UNDERWRITER
     ----                          -----------------------------------

     Emil J. Aberizk               Vice President

     Abigail M. Armstrong          Secretary and Counsel

     Richard F. Betzler, Jr.       Vice President

     Edward T. Berger              Vice President and Chief Compliance Officer

     Philip J. Coffey              Vice President

     Thomas P. Cunningham          Vice President, Chief Financial Officer and

     John F. Kelly                 Director

     William F. Monroe, Jr.        Vice President

     David J. Mueller              Vice President

     John F. O'Brien               Director

     Stephen Parker                Director, President and Chief Executive
                                   Officer

     Edward J. Parry, III          Treasurer

     Richard M. Reilly             Director

     Eric A. Simonsen              Director

     Mark Steinberg                Senior Vice President


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.


ITEM 31.  MANAGEMENT SERVICES

     Effective March 31, 1995, the Company provides daily unit value calculations and related services for the Company's separate accounts.


ITEM 32.  UNDERTAKINGS

     (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

     (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.


ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of First Allmerica Financial Life Insurance Company ("First Allmerica"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption/withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service- Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                      SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts on the 2nd day of February, 1998.

                        ALLMERICA SELECT SEPARATE ACCOUNT OF
                  FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                              By:  /s/ Abigail M. Armstrong
                                 --------------------------------
                                   Abigail M. Armstrong
                                   Secretary and Counsel

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


Signatures                    Title                         Date
----------                    -----                         ----


    /s/ John F. O'Brien       Director and Chairman of      February 2, 1998
---------------------------   the Board
John F. O'Brien


    /s/ Bruce C. Anderson     Director
---------------------------
Bruce C. Anderson

    /s/ Robert E. Bruce       Director
---------------------------
Robert E. Bruce

    /s/ John P. Kavanaugh     Director, Vice President and
---------------------------   Chief Investment Officer
John P. Kavanaugh

    /s/ John F. Kelly         Director, Vice President and
---------------------------   General Counsel
John F. Kelly

    /s/ J. Barry May          Director
---------------------------
J. Barry May

    /s/ James R. McAuliffe    Director
---------------------------
James R. McAuliffe

    /s/ Edward J. Parry III   Director, Vice President and
---------------------------   Chief Financial Officer
Edward J. Parry III

    /s/ Richard M. Reilly      Director, President and
---------------------------   Chief Executive Officer
Richard M. Reilly

    /s/ Eric A. Simonsen      Director and Vice President
---------------------------
Eric A. Simonsen

    /s/ Phillip E. Soule      Director
---------------------------
Phillip E. Soule

                                    EXHIBIT TABLE


Exhibit 9           Consent and Opinion of Counsel

Exhibit 10          Consent of Independent Accountants